UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2021

Contents

Note to Shareholders
Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments 3/31/21
1 - 7	29.4
8 - 30	24.0
31 - 60	20.6
61 - 90	13.6
91 - 180	11.6
> 180	0.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
U.S. Treasury Debt	104.3%
Net Other Assets (Liabilities)*	(4.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2021, the most recent period shown in the table, would have been (0.12)% for Class I, (0.27)% for Class II, (0.37)% for Class III, (0.61)% for Class IV, (0.17)% for Select Class and (0.09)% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Debt - 104.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 6.4%
U.S. Treasury Notes
4/15/21	0.07%	$2,097,011	$2,101,610
U.S. Treasury Obligations - 97.9%
U.S. Treasury Bills
4/1/21 to 9/30/21	0.01 to 0.13	24,349,660	24,347,515
U.S. Treasury Bonds
5/15/21	0.10	58,000	58,565
U.S. Treasury Notes
4/15/21 to 1/31/23	0.02 to 0.32 (b)	7,791,533	7,794,019
			32,200,099
TOTAL U.S. TREASURY DEBT
(Cost $34,301,709)			34,301,709
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $34,301,709)			34,301,709
NET OTHER ASSETS (LIABILITIES) - (4.3)%			(1,420,066)
NET ASSETS - 100%			$32,881,643

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,301,709)		$34,301,709
Receivable for fund shares sold		6,840
Interest receivable		11,906
Prepaid expenses		23
Receivable from investment adviser for expense reductions		816
Other receivables		553
Total assets		34,321,847
Liabilities
Payable for investments purchased	$1,390,899
Payable for fund shares redeemed	45,448
Distributions payable	101
Accrued management fee	2,930
Other affiliated payables	133
Other payables and accrued expenses	693
Total liabilities		1,440,204
Net Assets		$32,881,643
Net Assets consist of:
Paid in capital		$32,882,436
Total accumulated earnings (loss)		(793)
Net Assets		$32,881,643
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($10,871,418 ÷ 10,870,058 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($943,214 ÷ 943,342 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,349,490 ÷ 1,349,249 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($334,038 ÷ 334,013 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($263,972 ÷ 263,988 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($19,119,511 ÷ 19,119,868 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2021
Investment Income
Interest		$73,246
Expenses
Management fee	$53,240
Transfer agent fees	15,772
Distribution and service plan fees	4,581
Accounting fees and expenses	1,681
Custodian fees and expenses	353
Independent trustees' fees and expenses	112
Registration fees	404
Audit	42
Legal	43
Miscellaneous	108
Total expenses before reductions	76,336
Expense reductions	(24,565)
Total expenses after reductions		51,771
Net investment income (loss)		21,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		46
Total net realized gain (loss)		46
Net increase in net assets resulting from operations		$21,521

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,475	$447,082
Net realized gain (loss)	46	223
Net increase in net assets resulting from operations	21,521	447,305
Distributions to shareholders	(22,849)	(446,239)
Share transactions - net increase (decrease)	(10,888,805)	23,064,242
Total increase (decrease) in net assets	(10,890,133)	23,065,308
Net Assets
Beginning of period	43,771,776	20,706,468
End of period	$32,881,643	$43,771,776

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.002
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.002)
Total distributions	–A	(.018)	(.019)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	1.80%	1.96%	.93%	.23%
Ratios to Average Net AssetsC,D
Expenses before reductions	.21%	.22%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.15%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.15%	.18%	.18%	.18%	.18%
Net investment income (loss)	.05%	1.72%	1.97%	.93%	.24%
Supplemental Data
Net assets, end of period (in millions)	$10,871	$15,058	$7,033	$6,976	$7,638

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.018	.008	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.016	.018	.008	.001
Distributions from net investment income	–A	(.016)	(.018)	(.008)	(.001)
Total distributions	–A	(.016)	(.018)	(.008)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	1.65%	1.81%	.78%	.09%
Ratios to Average Net AssetsC,D
Expenses before reductions	.36%	.37%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.16%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.16%	.33%	.33%	.33%	.33%
Net investment income (loss)	.03%	1.57%	1.82%	.78%	.09%
Supplemental Data
Net assets, end of period (in millions)	$943	$830	$525	$261	$159

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.015	.017	.007	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.015	.017	.007	–A
Distributions from net investment income	–A	(.015)	(.017)	(.007)	–A
Total distributions	–A	(.015)	(.017)	(.007)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.54%	1.70%	.68%	.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.47%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.17%	.43%	.43%	.43%	.38%
Expenses net of all reductions	.17%	.43%	.43%	.43%	.38%
Net investment income (loss)	.02%	1.47%	1.72%	.68%	.04%
Supplemental Data
Net assets, end of period (in millions)	$1,349	$824	$1,044	$929	$921

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.013	.014	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.013	.014	.004	–A
Distributions from net investment income	–A	(.013)	(.014)	(.004)	–A
Total distributions	–A	(.013)	(.014)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.29%	1.45%	.42%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.71%	.72%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.17%	.68%	.68%	.68%	.37%
Expenses net of all reductions	.17%	.68%	.68%	.68%	.37%
Net investment income (loss)	.02%	1.22%	1.47%	.43%	.05%
Supplemental Data
Net assets, end of period (in millions)	$334	$109	$155	$116	$32

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.019	.009	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.017	.019	.009	.002
Distributions from net investment income	–A	(.017)	(.019)	(.009)	(.002)
Total distributions	–A	(.017)	(.019)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.03%	1.75%	1.91%	.88%	.18%
Ratios to Average Net AssetsC,D
Expenses before reductions	.26%	.27%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.16%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.16%	.23%	.23%	.23%	.23%
Net investment income (loss)	.03%	1.67%	1.92%	.88%	.19%
Supplemental Data
Net assets, end of period (in millions)	$264	$399	$176	$121	$94

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.020	.010	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.018	.020	.010	.003
Distributions from net investment income	(.001)	(.018)	(.020)	(.010)	(.003)
Total distributions	(.001)	(.018)	(.020)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.06%	1.84%	2.00%	.97%	.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.18%	.19%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.13%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.13%	.14%	.14%	.14%	.14%
Net investment income (loss)	.06%	1.76%	2.01%	.97%	.28%
Supplemental Data
Net assets, end of period (in millions)	$19,120	$26,551	$11,774	$6,631	$4,894

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments 3/31/21
1 - 7	40.0
8 - 30	9.1
31 - 60	12.7
61 - 90	13.6
91 - 180	19.7
> 180	4.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
U.S. Treasury Debt	82.5%
Repurchase Agreements	19.2%
Net Other Assets (Liabilities)*	(1.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2021, the most recent period shown in the table, would have been (0.11)% for Class I, (0.26)% for Class II, (0.35)% for Class III, (0.60)% for Class IV, (0.16)% for Select Class, and (0.08)% for Institutional Class.

Treasury Portfolio

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Debt - 82.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Notes
4/15/21	0.02 to 0.07%	$750,509	$752,169
U.S. Treasury Obligations - 79.7%
U.S. Treasury Bills
4/1/21 to 12/2/21	0.01 to 0.14	12,171,600	12,169,811
U.S. Treasury Bonds
5/15/21 to 11/15/21	0.04 to 0.11	101,000	104,198
U.S. Treasury Notes
4/30/21 to 1/31/23	0.02 to 0.32 (b)	9,295,223	9,316,780
			21,590,789
TOTAL U.S. TREASURY DEBT
(Cost $22,342,958)			22,342,958

U.S. Treasury Repurchase Agreement - 19.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.01% dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations) #	$1,174,385	$1,174,385
With:
Barclays Bank PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $102,000,066, 0.75%, 3/31/26)	100,000	100,000
BMO Harris Bank NA at 0.03%, dated 3/25/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $11,220,116, 0.00% - 4.38%, 4/22/21 - 11/15/40)	11,000	11,000
BNP Paribas, SA at:
0.01%, dated 3/23/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $180,540,463, 0.00% - 6.75%, 7/31/21 - 2/15/44)	177,000	177,000
0.02%, dated:
3/22/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $177,547,471, 0.00% - 5.50%, 4/22/21 - 2/15/49)	174,003	174,000
3/25/21 due 4/6/21 (Collateralized by U.S. Treasury Obligations valued at $221,340,862, 0.07% - 4.38%, 10/31/21 - 2/15/41)	217,001	217,000
0.03%, dated 3/18/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $120,361,439, 0.00% - 6.75%, 8/5/21 - 8/15/50)	118,002	118,000
0.04%, dated:
3/1/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $11,220,404, 0.00% - 6.75%, 4/22/21 - 5/15/46)	11,000	11,000
3/11/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $66,301,576, 0.00% - 8.00%, 4/22/21 - 8/15/50)	65,002	65,000
0.05%, dated 3/2/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $265,211,051, 0.00% - 6.75%, 5/18/21 - 8/15/40)	260,022	260,000
BofA Securities, Inc. at 0.04%, dated 3/2/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $21,420,774, 0.13%, 12/31/22)	21,001	21,000
CIBC Bank U.S.A. at:
0.03%, dated:
3/17/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $43,861,678, 0.13% - 3.63%, 4/30/22 - 8/15/45)	43,001	43,000
3/18/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $30,771,483, 0.13% - 4.63%, 4/30/22 - 11/15/46)	30,001	30,000
0.04%, dated:
3/9/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $43,862,615, 0.13% - 4.63%, 4/30/22 - 2/15/47)	43,002	43,000
3/11/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $11,220,829, 0.13% - 3.63%, 4/30/22 - 8/15/45)	11,000	11,000
Citigroup Global Capital Markets, Inc. at 0.03%, dated 3/22/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $64,260,581, 0.00% - 1.88%, 5/6/21 - 9/30/22)	63,002	63,000
Credit AG at:
0.02%, dated:
3/22/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $73,130,475, 1.38%, 8/15/50)	71,001	71,000
3/25/21 due:
4/1/21 (Collateralized by U.S. Treasury Obligations valued at $89,610,451, 3.13%, 8/15/44 - 5/15/48)	87,000	87,000
4/5/21 (Collateralized by U.S. Treasury Obligations valued at $65,920,314, 3.00%, 8/15/48)	64,000	64,000
3/29/21 due 4/5/21 (Collateralized by U.S. Treasury Obligations valued at $23,460,098, 1.13%, 5/15/40)	23,000	23,000
4/1/21 due 4/7/21(c)	86,000	86,000
0.03%, dated 3/18/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $21,420,326, 1.13%, 5/15/40)	21,001	21,000
0.04%, dated 3/11/21 due 4/7/21
(Collateralized by U.S. Treasury Obligations valued at $88,582,093, 3.13%, 5/15/48)	86,003	86,000
(Collateralized by U.S. Treasury Obligations valued at $88,215,744, 1.88% - 3.13%, 2/15/41 - 5/15/48)	86,003	86,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $94,860,045, 0.25%, 6/15/23)	93,000	93,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $76,500,086, 0.13%, 1/15/31)	75,000	75,000
Fixed Income Clearing Corp. - SSB at 0.01%, dated 3/31/21 due 4/1/21
(Collateralized by U.S. Treasury Obligations valued at $38,852,008, 1.13%, 5/15/40)	38,000	38,000
(Collateralized by U.S. Treasury Obligations valued at $611,928,524, 0.13%, 3/31/23)	600,000	600,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $38,771,901, 0.13%, 2/28/23)	38,000	38,000
J.P. Morgan Securities, LLC at 0.02%, dated 3/29/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $222,361,330, 0.13%, 9/30/22)	218,002	218,000
Lloyds Bank Corp. Markets PLC at:
0.05%, dated 3/26/21 due 6/28/21 (Collateralized by U.S. Treasury Obligations valued at $21,413,159, 0.63% - 2.25%, 10/31/24 - 12/31/27)	21,003	21,000
0.09%, dated:
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $17,353,328, 0.25% - 2.25%, 11/15/23 - 10/31/24)	17,004	17,000
3/10/21 due 6/10/21 (Collateralized by U.S. Treasury Obligations valued at $11,222,575, 2.25% - 2.88%, 10/31/23 - 10/31/24)	11,003	11,000
3/11/21 due 6/11/21 (Collateralized by U.S. Treasury Obligations valued at $17,336,802, 2.25% - 2.75%, 10/31/24 - 8/31/25)	17,004	17,000
Lloyds Bank PLC at:
0.06%, dated:
3/30/21 due 6/29/21 (Collateralized by U.S. Treasury Obligations valued at $22,432,307, 1.50% - 6.00%, 11/30/24 - 2/15/26)	22,003	22,000
3/31/21 due:
7/1/21 (Collateralized by U.S. Treasury Obligations valued at $15,295,466, 1.50% - 1.63%, 11/15/22 - 11/30/24)	15,002	15,000
7/2/21 (Collateralized by U.S. Treasury Obligations valued at $15,295,231, 1.50% - 3.00%, 11/30/24 - 9/30/25)	15,002	15,000
0.09%, dated:
2/16/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $8,165,288, 1.50% - 2.00%, 4/30/24 - 12/31/24)	8,002	8,000
2/17/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $12,246,534, 1.50% - 1.75%, 7/15/22 - 11/30/24)	12,003	12,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $39,780,533, 1.50% - 2.75%, 11/15/23 - 12/31/24)	39,009	39,000
2/23/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $17,347,804, 1.50% - 1.75%, 11/30/24 - 12/31/24)	17,004	17,000
2/26/21 due 4/28/21 (Collateralized by U.S. Treasury Obligations valued at $21,421,268, 1.50% - 1.88%, 2/28/22 - 11/30/24)	21,003	21,000
0.1%, dated 2/10/21 due 5/11/21 (Collateralized by U.S. Treasury Obligations valued at $21,417,814, 1.50% - 2.63%, 5/15/21 - 11/30/24)	21,005	21,000
0.14%, dated:
1/19/21 due 4/19/21 (Collateralized by U.S. Treasury Obligations valued at $21,447,103, 1.50% - 2.75%, 11/15/23 - 12/31/24)	21,007	21,000
1/26/21 due 4/26/21 (Collateralized by U.S. Treasury Obligations valued at $21,430,548, 1.50% - 1.75%, 11/15/22 - 12/31/24)	21,007	21,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $47,021,837, 2.38%, 5/15/29)	46,000	46,000
MUFG Securities EMEA PLC at:
0.02%, dated:
3/22/21 due 4/6/21 (Collateralized by U.S. Treasury Obligations valued at $79,538,322, 0.88% - 3.13%, 5/15/26 - 5/15/48)	78,001	78,000
3/26/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $22,438,446, 0.63% - 3.13%, 5/15/26 - 5/15/48)	22,000	22,000
3/30/21 due:
4/6/21 (Collateralized by U.S. Treasury Obligations valued at $17,336,124, 2.00%, 10/31/22)	17,000	17,000
4/7/21 (Collateralized by U.S. Treasury Obligations valued at $41,809,211, 1.38% - 3.13%, 6/30/23 - 8/15/44)	41,000	41,000
0.03%, dated:
3/26/21 due:
4/6/21 (Collateralized by U.S. Treasury Obligations valued at $26,514,092, 0.13% - 1.63%, 1/15/24 - 11/15/30)	26,000	26,000
4/7/21 (Collateralized by U.S. Treasury Obligations valued at $30,592,056, 0.13% - 3.13%, 10/31/22 - 5/15/48)	30,000	30,000
3/29/21 due:
4/5/21 (Collateralized by U.S. Treasury Obligations valued at $18,357,020, 0.88% - 3.13%, 5/15/28 - 5/15/48)	18,000	18,000
4/7/21 (Collateralized by U.S. Treasury Obligations valued at $36,711,231, 1.63% - 3.13%, 11/30/26 - 5/15/48)	36,000	36,000
Natixis SA at:
0.03%, dated 3/11/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $43,861,490, 0.00% - 3.13%, 4/8/21 - 2/15/50)	43,001	43,000
0.1%, dated:
1/15/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $53,051,399, 0.00% - 4.50%, 5/6/21 - 2/15/50)	52,013	52,000
1/19/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $21,424,756, 0.13% - 3.13%, 9/30/21 - 2/15/50)	21,005	21,000
Norinchukin Bank at:
0.09%, dated:
2/12/21 due 5/12/21 (Collateralized by U.S. Treasury Obligations valued at $20,402,433, 2.38%, 5/15/27)	20,004	20,000
2/18/21 due 5/18/21 (Collateralized by U.S. Treasury Obligations valued at $21,422,261, 2.00%, 11/15/26)	21,005	21,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $17,341,775, 2.00%, 11/15/26)	17,004	17,000
2/22/21 due 5/21/21 (Collateralized by U.S. Treasury Obligations valued at $30,602,877, 1.50% - 6.75%, 8/15/26)	30,007	30,000
2/24/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $21,421,979, 2.75%, 6/30/25)	21,005	21,000
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $11,220,863, 6.75%, 8/15/26)	11,003	11,000
0.14%, dated:
1/7/21 due 4/9/21 (Collateralized by U.S. Treasury Obligations valued at $31,630,306, 2.00%, 11/15/26)	31,011	31,000
1/8/21 due 4/12/21 (Collateralized by U.S. Treasury Obligations valued at $24,487,824, 6.75%, 8/15/26)	24,009	24,000
1/13/21 due 4/13/21 (Collateralized by U.S. Treasury Obligations valued at $20,406,205, 2.38%, 5/15/27)	20,007	20,000
Prudential Insurance Co. of America at:
0.03%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $41,042,215, 1.50% - 2.13%, 5/15/25 - 2/15/30)	40,246	40,246
0.11%, dated 3/26/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $91,214,191, 2.50% - 5.50%, 8/15/23 - 2/15/36)	89,454	89,446
RBC Dominion Securities at 0.03%, dated 3/11/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $55,131,042, 0.13% - 6.00%, 4/30/21 - 11/15/50)	54,001	54,000
TD Securities (U.S.A.) at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $19,380,022, 1.63% - 1.75%, 6/15/22 - 2/15/26)	19,000	19,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,210,077)		5,210,077
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $27,553,035)		27,553,035
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(460,349)
NET ASSETS - 100%		$27,092,686

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,174,385,000 due 4/01/21 at 0.01%
BNP Paribas, S.A.	$9,004
BofA Securities, Inc.	9,580
Credit Agricole CIB New York Branch	42,383
ING Financial Markets LLC	7,497
JP Morgan Securities LLC	46,856
Mitsubishi UFJ Securities Hldgs Ltd	28,114
Societe Generale	43,962
Sumitomo Mitsu Banking Corp NY	986,989
$1,174,385

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2021
Assets
Investment in securities, at value (including repurchase agreements of $5,210,077) — See accompanying schedule: Unaffiliated issuers (cost $27,553,035)		$27,553,035
Cash		1
Receivable for investments sold		44,991
Receivable for fund shares sold		1,469
Interest receivable		17,529
Prepaid expenses		23
Receivable from investment adviser for expense reductions		636
Other receivables		351
Total assets		27,618,035
Liabilities
Payable for investments purchased	$505,908
Payable for fund shares redeemed	16,213
Distributions payable	121
Accrued management fee	2,522
Distribution and service plan fees payable	3
Other affiliated payables	123
Other payables and accrued expenses	459
Total liabilities		525,349
Net Assets		$27,092,686
Net Assets consist of:
Paid in capital		$27,092,876
Total accumulated earnings (loss)		(190)
Net Assets		$27,092,686
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($10,411,054 ÷ 10,407,098 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($647,665 ÷ 647,212 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,309,281 ÷ 2,309,057 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($987,923 ÷ 987,635 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($197,900 ÷ 197,854 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($12,538,863 ÷ 12,539,088 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2021
Investment Income
Interest		$71,390
Expenses
Management fee	$48,168
Transfer agent fees	14,860
Distribution and service plan fees	11,661
Accounting fees and expenses	1,613
Custodian fees and expenses	289
Independent trustees' fees and expenses	105
Registration fees	277
Audit	48
Legal	42
Miscellaneous	117
Total expenses before reductions	77,180
Expense reductions	(26,802)
Total expenses after reductions		50,378
Net investment income (loss)		21,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		144
Total net realized gain (loss)		144
Net increase in net assets resulting from operations		$21,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,012	$517,449
Net realized gain (loss)	144	50
Net increase in net assets resulting from operations	21,156	517,499
Distributions to shareholders	(21,511)	(516,818)
Share transactions - net increase (decrease)	(9,686,025)	11,847,946
Total increase (decrease) in net assets	(9,686,380)	11,848,627
Net Assets
Beginning of period	36,779,066	24,930,439
End of period	$27,092,686	$36,779,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.003
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.003)
Total distributions	–A	(.018)	(.019)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.05%	1.82%	1.96%	.95%	.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.15%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.15%	.18%	.18%	.18%	.18%
Net investment income (loss)	.06%	1.77%	1.96%	.96%	.27%
Supplemental Data
Net assets, end of period (in millions)	$10,411	$12,043	$9,862	$8,244	$8,308

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.018	.008	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.017	.018	.008	.001
Distributions from net investment income	–A	(.017)	(.018)	(.008)	(.001)
Total distributions	–A	(.017)	(.018)	(.008)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.67%	1.81%	.80%	.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.19%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.19%	.33%	.33%	.33%	.33%
Net investment income (loss)	.02%	1.62%	1.81%	.81%	.12%
Supplemental Data
Net assets, end of period (in millions)	$648	$884	$659	$116	$363

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.017	.007	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.016	.017	.007	.001
Distributions from net investment income	–A	(.016)	(.017)	(.007)	(.001)
Total distributions	–A	(.016)	(.017)	(.007)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.56%	1.71%	.70%	.05%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.19%	.43%	.43%	.43%	.39%
Expenses net of all reductions	.19%	.43%	.43%	.43%	.39%
Net investment income (loss)	.02%	1.52%	1.71%	.71%	.06%
Supplemental Data
Net assets, end of period (in millions)	$2,309	$2,469	$2,448	$2,803	$2,563

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.013	.014	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.013	.014	.004	–A
Distributions from net investment income	–A	(.013)	(.014)	(.004)	–A
Total distributions	–A	(.013)	(.014)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.32%	1.46%	.45%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.19%	.67%	.68%	.68%	.43%
Expenses net of all reductions	.19%	.67%	.68%	.68%	.43%
Net investment income (loss)	.02%	1.28%	1.46%	.46%	.02%
Supplemental Data
Net assets, end of period (in millions)	$988	$1,033	$1,217	$926	$793

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.002
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.002)
Total distributions	–A	(.018)	(.019)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.03%	1.77%	1.91%	.90%	.22%
Ratios to Average Net AssetsC,D
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.17%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.17%	.23%	.23%	.23%	.23%
Net investment income (loss)	.03%	1.72%	1.91%	.91%	.22%
Supplemental Data
Net assets, end of period (in millions)	$198	$424	$239	$377	$276

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.020	.010	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.018	.020	.010	.003
Distributions from net investment income	(.001)	(.018)	(.020)	(.010)	(.003)
Total distributions	(.001)	(.018)	(.020)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	1.86%	2.00%	.99%	.31%
Ratios to Average Net AssetsC,D
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.13%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.13%	.14%	.14%	.14%	.14%
Net investment income (loss)	.07%	1.81%	2.00%	1.00%	.31%
Supplemental Data
Net assets, end of period (in millions)	$12,539	$19,926	$10,505	$11,044	$6,645

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments 3/31/21
1 - 7	52.3
8 - 30	8.4
31 - 60	11.2
61 - 90	10.1
91 - 180	13.7
> 180	4.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
U.S. Treasury Debt	43.7%
U.S. Government Agency Debt	23.5%
Repurchase Agreements	34.5%
Variable Rate Demand Notes (VRDNs)	0.1%
Net Other Assets (Liabilities)*	(1.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2021, the most recent period shown in the table, would have been (0.11)% for Class I, (0.26)% for Class II, (0.36)% for Class III, (0.16)% for Select Class, and (0.09)% for Institutional Class.

Government Portfolio

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Debt - 43.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Notes
4/15/21	0.05 to 0.07%	$2,945,749	$2,952,217
U.S. Treasury Obligations - 41.4%
U.S. Treasury Bills
4/1/21 to 3/24/22	0.01 to 0.14	41,430,914	41,424,730
U.S. Treasury Bonds
5/15/21 to 11/15/21	0.04 to 0.12	234,000	239,947
U.S. Treasury Notes
4/15/21 to 1/31/23	0.02 to 0.32 (b)	12,637,113	12,704,907
			54,369,584
TOTAL U.S. TREASURY DEBT
(Cost $57,321,801)			57,321,801

Variable Rate Demand Note - 0.1%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.06% 4/7/21, LOC Freddie Mac, VRDN
4/7/21	0.06 (b)(c)	8,600	8,600
New York - 0.1%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.07% 4/7/21, LOC Freddie Mac, VRDN
4/7/21	0.07 (b)(c)	26,600	26,600
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.07% 4/7/21, LOC Freddie Mac, VRDN
4/7/21	0.07 (b)(c)	13,300	13,300
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.07% 4/7/21, LOC Freddie Mac, VRDN
4/7/21	0.07 (b)(c)	20,800	20,800
FHLMC New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, 0.07% 4/7/21, LOC Freddie Mac, VRDN
4/7/21	0.07 (b)(c)	14,500	14,500
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.07% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.07 (b)(c)	10,300	10,300
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.07% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.07 (b)(c)	12,700	12,700
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.11% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.11 (b)(c)	35,700	35,700
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.07% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.07 (b)(c)	8,900	8,900
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.05% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.05 (b)(c)	5,800	5,800
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.07% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.07 (b)(c)	8,400	8,400
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 0.11% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.11 (b)(c)	16,200	16,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.1% 4/7/21, LOC Fannie Mae, VRDN
4/7/21	0.10 (b)(c)	11,640	11,640
			184,840
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $193,440)			193,440

U.S. Government Agency Debt - 23.5%
Federal Agencies - 23.5%
Fannie Mae
4/5/21 to 7/29/22	0.06 to 0.36 (b)	9,266,580	9,266,638
Federal Farm Credit Bank
4/1/21 to 3/8/22	0.01 to 0.31 (b)	690,000	689,945
Federal Home Loan Bank
4/5/21 to 12/8/22	0.03 to 0.26 (b)	17,814,595	17,815,790
Freddie Mac
6/24/21 to 8/18/22	0.10 to 0.32 (b)	3,107,900	3,107,904
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $30,880,277)			30,880,277

U.S. Government Agency Repurchase Agreement - 14.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations) #	$8,619,946	$8,619,944
0.01% dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations) #	1,755,822	1,755,822
With:
ABN AMRO Bank NV at 0.02%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $453,281,110, 0.75% - 5.50%, 8/15/28 - 3/20/51)	444,000	444,000
Barclays Bank PLC at:
0.01%, dated:
3/19/21 due 4/5/21 (Collateralized by U.S. Government Obligations valued at $262,140,947, 2.50% - 4.50%, 1/20/49 - 1/20/51)	257,001	257,000
3/31/21 due:
4/1/21 (Collateralized by U.S. Government Obligations valued at $103,020,030, 2.00%, 12/20/50 - 3/20/51)	101,000	101,000
4/7/21 (Collateralized by U.S. Government Obligations valued at $234,600,065, 3.00% - 4.50%, 6/20/47 - 12/20/49)	230,000	230,000
0.03%, dated 3/30/21 due 4/6/21 (Collateralized by U.S. Government Obligations valued at $235,620,393, 3.50% - 4.50%, 7/20/47 - 10/20/49)	231,001	231,000
BMO Harris Bank NA at:
0.05%, dated:
3/2/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $70,382,933, 2.00% - 3.00%, 3/20/51)	69,003	69,000
3/11/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $57,121,667, 0.00% - 3.18%, 11/15/30 - 4/1/36)	56,002	56,000
0.07%, dated 2/5/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $46,925,018, 1.80% - 3.74%, 3/1/31 - 11/20/49)	46,008	46,000
Citibank NA at:
0.02%, dated 3/30/21 due 4/6/21 (Collateralized by U.S. Government Obligations valued at $59,194,745, 0.00% - 9.50%, 4/5/21 - 5/15/50)	58,000	58,000
0.03%, dated 3/30/21 due 4/6/21 (Collateralized by U.S. Treasury Obligations valued at $353,281,060, 0.00% - 6.63%, 4/30/21 - 3/20/51)	346,002	346,000
Citigroup Global Capital Markets, Inc. at 0.03%, dated 3/30/21 due 4/6/21 (Collateralized by U.S. Government Obligations valued at $235,620,572, 2.00% - 4.50%, 8/1/50 - 9/1/50)	231,001	231,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $155,530,044, 3.25% - 3.80%, 5/15/43 - 11/15/46)	151,000	151,000
Deutsche Bank Securities, Inc. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $51,500,015, 3.00%, 1/15/56)	50,000	50,000
Goldman Sachs & Co. at:
0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $1,076,100,299, 0.50% - 7.50%, 5/31/21 - 2/15/56)	1,055,000	1,055,000
0.03%, dated:
3/25/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $234,601,369, 1.50% - 7.50%, 9/15/22 - 7/1/56)	230,001	230,000
3/26/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $698,703,494, 2.50% - 7.50%, 10/15/23 - 1/1/57)	685,003	685,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.06%, dated 3/29/21 due 5/25/21 (Collateralized by U.S. Government Obligations valued at $176,460,882, 1.77% - 6.00%, 1/1/24 - 4/1/51)	173,016	173,000
0.07%, dated:
3/22/21 due 5/18/21 (Collateralized by U.S. Government Obligations valued at $113,222,202, 2.00% - 4.50%, 12/1/39 - 11/1/50)	111,012	111,000
3/23/21 due 5/21/21 (Collateralized by U.S. Government Obligations valued at $148,922,606, 2.00% - 4.50%, 1/1/30 - 4/1/51)	146,017	146,000
0.1%, dated 3/8/21 due 5/10/21 (Collateralized by U.S. Government Obligations valued at $231,555,437, 1.00% - 5.00%, 12/1/21 - 4/1/51)	227,040	227,000
Morgan Stanley & Co., LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $102,000,029, 1.50% - 6.50%, 11/1/22 - 4/1/51)	100,000	100,000
RBC Dominion Securities at:
0.05%, dated 2/26/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $232,719,026, 0.00% - 6.00%, 4/29/21 - 3/1/51)	228,011	228,000
0.06%, dated 3/22/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $228,071,936, 0.00% - 5.00%, 4/30/21 - 3/1/51)	223,069	223,000
RBC Financial Group at:
0.03%, dated:
3/18/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $569,234,384, 2.00% - 4.50%, 4/1/35 - 4/1/51)	558,043	558,000
3/19/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $570,449,974, 2.00% - 6.50%, 12/15/23 - 4/1/51)	559,044	559,000
3/22/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $579,364,829, 2.00% - 5.94%, 3/1/27 - 5/1/58)	568,044	568,000
3/23/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $123,420,926, 2.00% - 6.50%, 7/1/32 - 12/1/50)	121,009	121,000
0.08%, dated 2/9/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $117,597,737, 2.00% - 5.50%, 4/15/29 - 8/1/59)	115,045	115,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.11%, dated 4/1/21 due 4/7/21(d)	16,004	16,000
0.12%, dated:
3/16/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $70,432,470, 0.38% - 3.50%, 3/31/22 - 7/1/47)	69,025	69,000
3/22/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $110,221,108, 0.38% - 4.00%, 3/31/22 - 7/1/49)	108,041	108,000
3/29/21 due 4/7/21 (Collateralized by U.S. Government Obligations valued at $118,401,643, 0.38% - 3.50%, 3/31/22 - 8/1/49)	116,049	116,000
TD Securities (U.S.A.) at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $615,060,171, 1.50% - 4.50%, 3/1/31 - 3/1/51)	603,000	603,000
Wells Fargo Securities, LLC at 0.01%, dated 3/31/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $236,900,106, 0.00% - 2.88%, 5/15/21 - 11/15/46)	230,000	230,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $18,886,766)		18,886,766

U.S. Treasury Repurchase Agreement - 20.1%
With:
ABN AMRO Bank NV at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $274,514,323, 2.50% - 5.50%, 8/15/28 - 11/15/48)	268,000	268,000
Barclays Bank PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $862,920,297, 0.00% - 3.13%, 4/29/21 - 11/15/28)	846,000	846,000
BMO Harris Bank NA at 0.03%, dated 3/25/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $53,382,936, 0.63% - 4.38%, 9/30/23 - 8/15/49)	52,001	52,000
BNP Paribas, SA at:
0.01%, dated 3/23/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $859,862,224, 0.00% - 6.75%, 4/22/21 - 2/15/48)	843,002	843,000
0.02%, dated:
3/22/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $847,624,767, 0.00% - 6.75%, 4/22/21 - 11/15/47)	831,013	831,000
3/25/21 due 4/6/21 (Collateralized by U.S. Treasury Obligations valued at $1,060,959,923, 0.00% - 8.13%, 4/22/21 - 2/15/48)	1,040,007	1,040,000
0.03%, dated:
3/15/21 due 4/5/21 (Collateralized by U.S. Treasury Obligations valued at $163,202,489, 0.00% - 5.25%, 4/22/21 - 2/15/46)	160,003	160,000
3/16/21 due 4/5/21 (Collateralized by U.S. Treasury Obligations valued at $326,015,016, 0.00% - 8.13%, 4/22/21 - 2/15/50)	319,005	319,000
3/18/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $567,718,674, 0.00% - 6.88%, 4/22/21 - 2/15/50)	556,010	556,000
0.04%, dated:
3/1/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $53,223,200, 0.00% - 6.75%, 4/22/21 - 8/15/47)	52,002	52,000
3/11/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $310,087,235, 0.00% - 6.13%, 4/22/21 - 8/15/40)	304,011	304,000
0.05%, dated 3/2/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $1,317,742,630, 0.00% - 8.13%, 5/15/21 - 2/15/50)	1,289,111	1,289,000
BofA Securities, Inc. at 0.04%, dated 3/2/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $104,043,528, 0.13% - 0.25%, 6/30/22 - 4/15/23)	102,003	102,000
CIBC Bank U.S.A. at:
0.03%, dated:
3/17/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $209,560,277, 0.13% - 3.63%, 4/30/22 - 8/15/45)	205,006	205,000
3/18/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $144,364,739, 0.13% - 4.63%, 4/30/22 - 11/15/46)	141,004	141,000
0.04%, dated:
3/9/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $210,138,601, 0.13% - 4.38%, 4/30/22 - 8/15/45)	206,008	206,000
3/11/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $52,024,036, 0.13% - 4.63%, 4/30/22 - 5/15/48)	51,002	51,000
Citigroup Global Capital Markets, Inc. at 0.03%, dated 3/22/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $302,942,580, 0.00% - 1.38%, 5/18/21 - 5/31/25)	297,008	297,000
Credit AG at:
0.02%, dated:
3/19/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $217,478,902, 1.63% - 8.13%, 8/15/21 - 11/15/50)	212,004	212,000
3/22/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $345,781,986, 1.25% - 2.00%, 10/31/22 - 3/31/28)	339,004	339,000
3/25/21 due:
4/1/21 (Collateralized by U.S. Treasury Obligations valued at $424,321,746, 2.13%, 3/31/24)	416,002	416,000
4/5/21 (Collateralized by U.S. Treasury Obligations valued at $313,141,269, 1.25%, 3/31/28)	307,002	307,000
3/29/21 due 4/5/21 (Collateralized by U.S. Treasury Obligations valued at $115,360,231, 2.75% - 3.63%, 8/15/42 - 2/15/44)	112,000	112,000
4/1/21 due 4/7/21(d)	419,002	419,000
0.03%, dated 3/18/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $104,031,304, 2.50% - 3.00%, 2/15/45 - 2/15/49)	101,002	101,000
0.04%, dated 3/11/21 due 4/7/21
(Collateralized by U.S. Treasury Obligations valued at $414,129,687, 0.13% - 0.75%, 2/28/23 - 3/31/26)	406,013	406,000
(Collateralized by U.S. Treasury Obligations valued at $414,129,752, 0.13% - 2.13%, 2/28/23 - 3/31/24)	406,013	406,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $470,220,184, 0.25% - 3.13%, 7/31/21 - 11/15/28)	461,000	461,000
DNB Bank ASA at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $477,360,233, 1.38% - 2.38%, 2/15/23 - 2/15/30)	468,000	468,000
Federal Reserve Bank of New York at 0%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $5,508,000,079, 3.00%, 5/15/42)	5,508,000	5,508,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $377,400,018, 0.00% - 3.13%, 7/15/21 - 8/15/44)	370,000	370,000
Fixed Income Clearing Corp. - SSB at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $189,641,497, 1.13% - 4.50%, 8/15/39 - 5/15/40)	185,000	185,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $188,757,362, 0.13%, 2/28/23)	185,000	185,000
ING Financial Markets LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $575,548,305, 0.63% - 2.25%, 9/15/22 - 3/31/27)	564,000	564,000
J.P. Morgan Securities, LLC at 0.02%, dated 3/29/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $1,062,841,814, 0.00% - 2.75%, 7/15/21 - 11/15/23)	1,042,008	1,042,000
Lloyds Bank Corp. Markets PLC at:
0.05%, dated 3/26/21 due 6/28/21 (Collateralized by U.S. Treasury Obligations valued at $104,007,948, 0.75% - 2.25%, 10/31/24 - 1/31/28)	102,013	102,000
0.09%, dated:
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $85,659,987, 0.25% - 2.25%, 11/15/23 - 10/31/24)	84,019	84,000
3/10/21 due 6/10/21 (Collateralized by U.S. Treasury Obligations valued at $52,034,412, 2.25% - 2.88%, 10/31/23 - 10/31/24)	51,012	51,000
3/11/21 due 6/11/21 (Collateralized by U.S. Treasury Obligations valued at $83,619,224, 2.25% - 2.75%, 10/31/24 - 8/31/25)	82,019	82,000
Lloyds Bank PLC at:
0.06%, dated:
3/30/21 due 6/29/21 (Collateralized by U.S. Treasury Obligations valued at $105,026,875, 1.50% - 6.00%, 11/30/24 - 2/15/26)	103,016	103,000
3/31/21 due:
7/1/21 (Collateralized by U.S. Treasury Obligations valued at $74,438,390, 1.50% - 2.00%, 11/30/22 - 11/30/24)	73,011	73,000
7/2/21 (Collateralized by U.S. Treasury Obligations valued at $74,434,292, 1.50% - 6.00%, 11/30/24 - 5/15/28)	73,011	73,000
0.09%, dated:
2/16/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $41,810,764, 1.50% - 2.00%, 4/30/24 - 8/15/26)	41,009	41,000
2/17/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $62,249,287, 1.50% - 2.00%, 7/15/22 - 12/31/24)	61,014	61,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $197,838,656, 1.50% - 2.75%, 3/15/22 - 2/15/26)	194,043	194,000
2/23/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $83,622,302, 1.50%, 11/30/24)	82,018	82,000
2/26/21 due 4/28/21 (Collateralized by U.S. Treasury Obligations valued at $105,035,800, 1.50% - 6.00%, 11/30/24 - 2/15/26)	103,016	103,000
0.1%, dated:
2/9/21 due 5/10/21 (Collateralized by U.S. Treasury Obligations valued at $117,323,721, 1.50% - 2.63%, 5/15/21 - 9/30/26)	115,029	115,000
2/10/21 due 5/11/21 (Collateralized by U.S. Treasury Obligations valued at $106,071,962, 1.50% - 2.63%, 5/15/21 - 11/30/24)	104,026	104,000
0.14%, dated:
1/19/21 due 4/19/21 (Collateralized by U.S. Treasury Obligations valued at $107,097,935, 1.50% - 2.75%, 11/15/23 - 11/30/24)	105,037	105,000
1/26/21 due 4/26/21 (Collateralized by U.S. Treasury Obligations valued at $108,114,066, 1.50% - 6.75%, 11/15/23 - 9/30/26)	106,037	106,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $232,006,732, 2.38%, 5/15/29)	227,000	227,000
MUFG Securities EMEA PLC at:
0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,100,439,082, 0.25% - 2.38%, 9/30/21 - 2/15/50)	1,078,000	1,078,000
0.02%, dated:
3/22/21 due 4/6/21 (Collateralized by U.S. Treasury Obligations valued at $378,310,802, 1.63% - 3.13%, 11/30/24 - 8/15/44)	371,003	371,000
3/24/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $377,292,984, 0.63% - 3.13%, 4/30/24 - 8/15/44)	370,003	370,000
3/26/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $106,050,789, 0.63% - 3.13%, 4/30/24 - 8/15/44)	104,000	104,000
3/30/21 due:
4/6/21 (Collateralized by U.S. Treasury Obligations valued at $85,657,722, 1.50% - 6.75%, 5/15/22 - 2/15/43)	84,000	84,000
4/7/21 (Collateralized by U.S. Treasury Obligations valued at $201,906,698, 0.50% - 3.13%, 7/15/22 - 5/15/48)	198,001	198,000
0.03%, dated:
3/26/21 due:
4/6/21 (Collateralized by U.S. Treasury Obligations valued at $127,469,562, 0.13% - 3.13%, 1/15/24 - 8/15/44)	125,001	125,000
4/7/21 (Collateralized by U.S. Treasury Obligations valued at $146,844,781, 0.63% - 3.13%, 3/31/22 - 8/15/44)	144,001	144,000
3/29/21 due:
4/5/21 (Collateralized by U.S. Treasury Obligations valued at $89,739,469, 2.88% - 3.13%, 5/15/28 - 8/15/44)	88,001	88,000
4/7/21 (Collateralized by U.S. Treasury Obligations valued at $177,432,386, 0.13% - 3.13%, 10/15/22 - 8/15/44)	174,001	174,000
Natixis SA at:
0.01%, dated 3/19/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $108,137,067, 0.00% - 5.50%, 4/8/21 - 8/15/50)	106,001	106,000
0.03%, dated:
3/11/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $207,076,407, 0.00% - 4.25%, 4/8/21 - 8/15/50)	203,004	203,000
3/15/21 due 4/5/21 (Collateralized by U.S. Treasury Obligations valued at $271,331,487, 0.00% - 7.63%, 5/25/21 - 2/15/50)	266,005	266,000
0.1%, dated:
1/15/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $270,357,127, 0.00% - 4.25%, 5/6/21 - 11/15/40)	265,066	265,000
1/19/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $107,584,668, 0.00% - 5.00%, 4/8/21 - 8/15/50)	105,026	105,000
Norinchukin Bank at:
0.09%, dated:
2/12/21 due 5/12/21 (Collateralized by U.S. Treasury Obligations valued at $105,072,435, 2.75%, 6/30/25)	103,023	103,000
2/18/21 due 5/18/21 (Collateralized by U.S. Treasury Obligations valued at $104,050,714, 2.38%, 5/15/27)	102,023	102,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $83,648,426, 1.50% - 6.75%, 8/15/26)	82,018	82,000
2/22/21 due 5/21/21 (Collateralized by U.S. Treasury Obligations valued at $153,014,265, 1.50% - 6.75%, 8/15/26)	150,033	150,000
2/24/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $105,069,269, 1.50% - 6.75%, 8/15/26)	103,023	103,000
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $53,043,824, 2.38%, 5/15/27)	52,012	52,000
0.14%, dated:
1/7/21 due 4/9/21 (Collateralized by U.S. Treasury Obligations valued at $163,252,798, 2.00%, 11/15/26)	160,057	160,000
1/8/21 due 4/12/21 (Collateralized by U.S. Treasury Obligations valued at $130,601,687, 1.50% - 6.75%, 8/15/26)	128,047	128,000
1/13/21 due 4/13/21 (Collateralized by U.S. Treasury Obligations valued at $108,152,464, 1.50% - 6.75%, 8/15/26)	106,037	106,000
Prudential Insurance Co. of America at:
0.03%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $195,371,749, 1.50% - 6.63%, 11/15/24 - 2/15/37)	191,572	191,572
0.11%, dated 3/26/21 due 4/7/21 (Collateralized by U.S. Treasury Obligations valued at $403,167,192, 1.75% - 8.00%, 11/15/21 - 2/15/31)	395,395	395,358
RBC Dominion Securities at 0.03%, dated 3/11/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $259,274,695, 0.13% - 6.13%, 5/31/21 - 8/15/49)	254,004	254,000
TD Securities (U.S.A.) at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $93,840,109, 1.63% - 1.75%, 10/31/23 - 7/31/24)	92,000	92,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $26,368,930)		26,368,930
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $133,651,214)		133,651,214
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,371,305)
NET ASSETS - 100%		$131,279,909

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$8,619,944,000 due 4/01/21 at 0.01%
BNP Paribas, S.A.	$138,726
Bank Of America, N.A.	713,826
BofA Securities, Inc.	693,998
Citibank NA	198,285
Citigroup Global Markets, Inc.	495,713
Credit Agricole CIB New York Branch	726,619
HSBC Securities (USA), Inc.	69,400
Mitsubishi UFJ Securities Hldgs Ltd	366,828
Mizuho Securities USA, Inc.	49,571
Nomura Securities International, Inc.	1,167,900
RBC Dominion Securities, Inc.	1,040,997
Societe Generale	198,285
Sumitomo Mitsu Banking Corp. NY	1,872,469
Sumitomo Mitsui Banking Corp.	872,455
Wells Fargo Securities LLC	14,872
$8,619,944
$1,755,822,000 due 4/01/21 at 0.01%
BNP Paribas, S.A.	44,433
BofA Securities, Inc.	48,868
Citibank NA	456
Citigroup Global Markets, Inc.	1,140
Credit Agricole CIB New York Branch	209,390
HSBC Securities (USA), Inc.	159
ING Financial Markets LLC	36,994
JP Morgan Securities LLC	231,210
Mitsubishi UFJ Securities Hldgs Ltd	139,569
Mizuho Securities USA, Inc.	114
Nomura Securities International, Inc.	2,686
RBC Dominion Securities, Inc.	2,394
Societe Generale	217,386
Sumitomo Mitsu Banking Corp. NY	747,856
Sumitomo Mitsui Banking Corp.	2,006
Wells Fargo Securities LLC	71,161
$1,755,822

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2021
Assets
Investment in securities, at value (including repurchase agreements of $45,255,696) — See accompanying schedule: Unaffiliated issuers (cost $133,651,214)		$133,651,214
Receivable for fund shares sold		194,048
Interest receivable		54,744
Prepaid expenses		96
Receivable from investment adviser for expense reductions		3,069
Other receivables		1,244
Total assets		133,904,415
Liabilities
Payable to custodian bank	$13
Payable for investments purchased	2,394,592
Payable for fund shares redeemed	215,190
Distributions payable	505
Accrued management fee	12,303
Other affiliated payables	289
Other payables and accrued expenses	1,614
Total liabilities		2,624,506
Net Assets		$131,279,909
Net Assets consist of:
Paid in capital		$131,281,141
Total accumulated earnings (loss)		(1,232)
Net Assets		$131,279,909
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($33,508,140 ÷ 33,497,900 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,365,564 ÷ 1,364,814 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,233,933 ÷ 3,232,286 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($367,246 ÷ 367,198 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($92,805,026 ÷ 92,807,152 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2021
Investment Income
Interest		$317,570
Expenses
Management fee	$218,553
Transfer agent fees	59,466
Distribution and service plan fees	10,899
Accounting fees and expenses	3,925
Custodian fees and expenses	1,165
Independent trustees' fees and expenses	469
Registration fees	544
Audit	49
Legal	183
Miscellaneous	495
Total expenses before reductions	295,748
Expense reductions	(78,319)
Total expenses after reductions		217,429
Net investment income (loss)		100,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27
Total net realized gain (loss)		27
Net increase in net assets resulting from operations		$100,168

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,141	$2,279,470
Net realized gain (loss)	27	370
Net increase in net assets resulting from operations	100,168	2,279,840
Distributions to shareholders	(102,238)	(2,276,551)
Share transactions - net increase (decrease)	(41,288,542)	63,497,681
Total increase (decrease) in net assets	(41,290,612)	63,500,970
Net Assets
Beginning of period	172,570,521	109,069,551
End of period	$131,279,909	$172,570,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.020	.009	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.018	.020	.009	.003
Distributions from net investment income	–A	(.018)	(.020)	(.009)	(.003)
Total distributions	–A	(.018)	(.020)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	1.83%	1.97%	.95%	.31%
Ratios to Average Net AssetsC,D
Expenses before reductions	.20%	.21%	.21%	.20%	.21%
Expenses net of fee waivers, if any	.15%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.15%	.18%	.18%	.18%	.18%
Net investment income (loss)	.05%	1.77%	1.96%	.95%	.33%
Supplemental Data
Net assets, end of period (in millions)	$33,508	$45,360	$29,352	$31,829	$31,498

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.018	.008	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.017	.018	.008	.002
Distributions from net investment income	–A	(.017)	(.018)	(.008)	(.002)
Total distributions	–A	(.017)	(.018)	(.008)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.68%	1.82%	.80%	.16%
Ratios to Average Net AssetsC,D
Expenses before reductions	.35%	.36%	.36%	.35%	.36%
Expenses net of fee waivers, if any	.17%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.17%	.33%	.33%	.33%	.33%
Net investment income (loss)	.03%	1.62%	1.81%	.80%	.18%
Supplemental Data
Net assets, end of period (in millions)	$1,366	$697	$836	$744	$909

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.017	.007	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.016	.017	.007	.001
Distributions from net investment income	–A	(.016)	(.017)	(.007)	(.001)
Total distributions	–A	(.016)	(.017)	(.007)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	1.57%	1.72%	.70%	.07%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.19%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.19%	.43%	.43%	.43%	.43%
Net investment income (loss)	.02%	1.52%	1.71%	.70%	.09%
Supplemental Data
Net assets, end of period (in millions)	$3,234	$3,704	$3,397	$3,351	$3,038

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.003
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.003)
Total distributions	–A	(.018)	(.019)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.03%	1.78%	1.92%	.90%	.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.26%	.25%	.26%	.26%
Expenses net of fee waivers, if any	.17%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.17%	.23%	.23%	.23%	.23%
Net investment income (loss)	.03%	1.72%	1.91%	.90%	.28%
Supplemental Data
Net assets, end of period (in millions)	$367	$498	$335	$450	$641

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.019	.020	.010	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.019	.020	.010	.004
Distributions from net investment income	(.001)	(.019)	(.020)	(.010)	(.004)
Total distributions	(.001)	(.019)	(.020)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	1.87%	2.01%	.99%	.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.17%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.13%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.13%	.14%	.14%	.14%	.14%
Net investment income (loss)	.07%	1.81%	2.00%	.99%	.37%
Supplemental Data
Net assets, end of period (in millions)	$92,805	$122,312	$75,150	$64,695	$58,310

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments 3/31/21
1 - 7	36.2
8 - 30	9.4
31 - 60	18.9
61 - 90	25.6
91 - 180	9.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Certificates of Deposit	11.0%
Commercial Paper	42.1%
U.S. Treasury Debt	12.0%
Non-Negotiable Time Deposit	12.1%
Other Instruments	0.5%
Other Municipal Security	0.1%
Repurchase Agreements	23.4%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%
Institutional Class	0.04%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2021, the most recent period shown in the table, would have been (0.02)% for Class I, (0.17)% for Class II, (0.27)% for Class III, (0.07)% for Select Class and 0.01% for Institutional Class.

Money Market Portfolio

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Certificate of Deposit - 11.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 11.0%
Bank of Montreal
4/27/21 to 9/13/21	0.20 to 0.25%	$1,128,000	$1,128,000
Bank of Nova Scotia
6/8/21 to 6/21/21	0.25	563,000	563,000
Bayerische Landesbank
5/4/21 to 6/4/21	0.16	529,000	529,000
Credit Agricole CIB
6/16/21 to 6/17/21	0.15	310,000	310,000
DZ BANK AG
6/15/21 to 6/30/21	0.15	318,000	318,000
Landesbank Baden-Wuerttemberg New York Branch
4/8/21 to 5/10/21	0.13 to 0.15	520,000	520,000
Mizuho Corporate Bank Ltd.
6/10/21	0.17	519,000	519,000
MUFG Bank Ltd.
4/9/21 to 4/12/21	0.24	419,000	419,000
Sumitomo Mitsui Banking Corp.
4/7/21 to 8/2/21	0.15 to 0.25	684,000	683,999
Sumitomo Mitsui Trust Bank Ltd.
6/8/21 to 7/13/21	0.16 to 0.17	629,000	629,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $5,618,999)			5,618,999

Financial Company Commercial Paper - 40.8%
Bank of Nova Scotia
6/8/21 to 6/28/21	0.25 to 0.26	1,551,000	1,550,135
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/11/21 to 6/4/21	0.22 (b)	522,000	521,834
Bayerische Landesbank
5/28/21	0.16	269,000	268,932
BNP Paribas Fortis
6/15/21	0.15	129,000	128,960
BNP Paribas SA
4/1/21 to 7/12/21	0.05 to 0.16	1,466,400	1,466,019
BofA Securities, Inc.
6/14/21 to 6/28/21	0.15 to 0.16	516,000	515,817
BPCE SA
5/12/21 to 6/3/21	0.15 to 0.16	1,544,000	1,543,710
Caisse d'Amort de la Dette Sociale
7/6/21 to 7/29/21	0.16 (b)	1,337,000	1,336,399
Canadian Imperial Bank of Commerce
6/9/21	0.25	522,000	521,750
Citigroup Global Markets, Inc.
4/5/21 to 7/30/21	0.19 to 0.23	366,250	366,076
Credit Suisse AG
5/24/21 to 6/25/21	0.17 to 0.18	1,782,000	1,781,343
Federation des caisses Desjardin
4/8/21 to 6/9/21	0.15 to 0.21	102,670	102,650
ING U.S. Funding LLC
6/3/21	0.15	68,000	67,982
J.P. Morgan Securities, LLC
6/22/21	0.26	54,000	53,968
KfW
6/18/21 to 6/21/21	0.15	413,000	412,864
Lloyds Bank PLC
5/18/21 to 7/26/21	0.15 to 0.17	1,269,000	1,268,540
Mitsubishi UFJ Trust & Banking Corp.
4/6/21 to 7/23/21	0.18 to 0.27	854,000	853,769
Mizuho Bank Ltd. Singapore Branch
4/1/21 to 6/25/21	0.19 to 0.27	994,000	993,744
Natexis Banques Populaires New York Branch
5/26/21	0.15	362,000	361,917
National Bank of Canada
4/5/21 to 6/23/21	0.15 to 0.25	1,336,000	1,335,798
Rabobank Nederland New York Branch
4/1/21	0.05	345,000	345,000
Royal Bank of Canada
6/8/21 to 9/13/21	0.20 to 0.25	1,311,000	1,310,139
Skandinaviska Enskilda Banken AB
6/21/21 to 6/23/21	0.15	1,045,000	1,044,644
Sumitomo Mitsui Trust Bank Ltd.
4/1/21 to 6/25/21	0.17 to 0.27	1,246,000	1,245,585
Svenska Handelsbanken AB
4/13/21	0.21	532,000	531,963
The Toronto-Dominion Bank
6/8/21 to 9/16/21	0.20 to 0.25	351,000	350,774
UBS AG London Branch
9/1/21 to 9/16/21	0.20 to 0.21	494,000	493,529
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $20,773,841)			20,773,841

Asset Backed Commercial Paper - 1.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

6/8/21	0.15	41,000	40,988
7/21/21	0.17	16,000	15,992
7/26/21	0.17	8,000	7,996
7/7/21	0.16	53,000	52,977
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

6/22/21	0.16	26,000	25,991
6/23/21	0.16	30,000	29,989
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

5/10/21	0.15	16,000	15,997
6/17/21	0.16	79,026	78,999
6/3/21	0.15	71,111	71,092
6/7/21	0.15	29,000	28,992
6/7/21	0.15	61,000	60,983
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

5/18/21	0.15	26,000	25,995
5/21/21	0.15	26,000	25,995
6/1/21	0.15	25,000	24,994
6/14/21	0.16	49,000	48,984
6/16/21	0.16	22,400	22,392
6/18/21	0.16	34,600	34,588
6/21/21	0.16	39,000	38,986
6/3/21	0.15	13,000	12,997
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $664,927)			664,927

U.S. Treasury Debt - 12.0%
U.S. Treasury Obligations - 12.0%
U.S. Treasury Bills
4/1/21 to 8/5/21	0.07 to 0.11	5,820,700	5,820,323
U.S. Treasury Notes
7/31/21 to 10/31/21	0.24 to 0.32 (c)(d)	310,000	309,975
TOTAL U.S. TREASURY DEBT
(Cost $6,130,298)			6,130,298

Other Instrument - 0.5%
Master Notes - 0.5%
Toyota Motor Credit Corp.
4/7/21
(Cost $239,000)	0.34 (c)(d)(e)	239,000	239,000

Non-Negotiable Time Deposit - 12.1%
Time Deposits - 12.1%
Abn Amro Bank NV(TD)
4/1/21	0.07	975,000	975,000
Bank of Montreal
4/1/21	0.05	417,000	417,000
Barclays Bank PLC
4/1/21	0.15	2,033,000	2,033,000
Credit Agricole CIB
4/1/21 to 4/7/21	0.05 to 0.13	820,000	820,000
ING Bank NV
4/1/21	0.07	624,000	624,000
Mizuho Bank Ltd.
4/1/21	0.07	132,690	132,690
Mizuho Bank Ltd. Canada Branch
4/1/21	0.07	106,000	106,000
Royal Bank of Canada
4/1/21	0.05	1,055,000	1,055,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $6,162,690)			6,162,690

Other Municipal Security - 0.1%
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.1%
Massachusetts Gen. Oblig. RAN Series C, 0.2473% 6/17/21
(Cost $54,000)	$54,000	$54,000

Interfund Loans - 0.0%
With:
Fidelity Growth & Income Portfolio, at .29% due 4/1/2021(f)	12,325	12,325
VIP Growth Opportunities Portfolio, at .29% due 4/1/2021(f)	6,328	6,328
TOTAL INTERFUND LOANS
(Cost $18,653)		18,653
	Maturity Amount (000s)	Value (000s)

U.S. Government Agency Repurchase Agreement - 8.5%
In a joint trading account at 0.01% dated 3/31/21 due 4/1/21 (Collateralized by (U.S. Government Obligations):
0.01% dated 3/31/21 due 4/1/21(Collateralized by U.S. Government Obligations) #	2,901,516	2,901,515
0.01% dated 3/31/21 due 4/1/21(Collateralized by U.S. Government Obligations) #	469,965	469,965
With:
ABN AMRO Bank NV at 0.02%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $172,975,368, 2.75% - 3.38%, 4/30/23 - 12/20/47)	169,000	169,000
Barclays Bank PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $38,760,011, 2.00%, 3/20/51)	38,000	38,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $58,710,017, 3.25%, 4/15/45)	57,000	57,000
Deutsche Bank Securities, Inc. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $19,570,006, 3.00%, 1/15/56)	19,000	19,000
Goldman Sachs & Co. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $410,040,114, 2.25% - 6.50%, 7/15/21 - 3/20/51)	402,000	402,000
Morgan Stanley & Co., LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Government Obligations valued at $38,760,011, 2.00% - 6.50%, 9/1/25 - 4/1/51)	38,000	38,000
TD Securities (U.S.A.) at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $233,580,151, 1.13% - 2.88%, 7/31/21 - 2/29/28)	229,000	229,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $4,323,480)		4,323,480

U.S. Treasury Repurchase Agreement - 5.5%
With:
ABN AMRO Bank NV at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $104,871,425, 2.13% - 3.38%, 9/30/24 - 2/15/48)	102,000	102,000
Barclays Bank PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $330,764,543, 0.00% - 3.63%, 5/6/21 - 2/15/44)	322,000	322,000
Commerz Markets LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $423,300,187, 0.13% - 2.75%, 2/28/23 - 5/15/30)	415,000	415,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $179,520,092, 0.13% - 2.13%, 6/15/22 - 8/15/23)	176,000	176,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $143,820,029, 0.00% - 0.25%, 6/15/21 - 10/31/25)	141,000	141,000
Fixed Income Clearing Corp. - SSB at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $71,821,165, 4.50%, 8/15/39)	70,000	70,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $71,422,029, 0.13%, 2/28/23)	70,000	70,000
ING Financial Markets LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $219,369,448, 0.00% - 0.63%, 8/5/21 - 5/15/30)	215,000	215,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $88,923,716, 2.38%, 5/15/29)	87,000	87,000
MUFG Securities EMEA PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $418,150,861, 0.50% - 2.75%, 5/15/21 - 4/30/27)	410,000	410,000
SMBC Nikko Securities America, Inc. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $785,225,088, 2.38% - 2.75%, 11/15/23 - 8/15/24)	770,000	770,000
TD Securities (U.S.A.) at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $35,700,084, 2.13%, 8/15/21)	35,000	35,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,813,000)		2,813,000

Other Repurchase Agreement - 9.4%
Other Repurchase Agreement - 9.4%
With:
BMO Capital Markets Corp. at:
0.21%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $114,450,668, 1.13% - 7.55%, 6/1/23 - 6/29/48)	109,001	109,000
0.28%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $117,720,937)	109,001	109,000
0.31%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $117,345,593, 2.45% - 8.50%, 4/21/23 - 3/22/51)	109,001	109,000
BNP Paribas Prime Brokerage, Inc. at:
0.37%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $518,405,332)	480,005	480,000
0.46%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $229,955,616)	213,003	213,000
0.59%, dated 3/23/21 due 5/5/21 (Collateralized by Equity Securities valued at $288,280,713)(c)(d)(g)	267,188	267,000
BofA Securities, Inc. at:
0.73%, dated 3/26/21 due 7/6/21 (Collateralized by Equity Securities valued at $143,657,484)	133,337	133,000
0.78%, dated 1/25/21 due 7/6/21 (Collateralized by Equity Securities valued at $145,960,680)	135,532	135,000
Citigroup Global Markets, Inc. at:
0.69%, dated 1/22/21 due 5/21/21 (Collateralized by Corporate Obligations valued at $115,831,334, 0.17% - 6.32%, 10/22/25 - 5/11/63)	107,244	107,000
0.7%, dated 2/2/21 due 6/21/21 (Collateralized by Mortgage Loan Obligations valued at $87,621,783, 0.33% - 7.72%, 1/22/29 - 2/25/57)	81,219	81,000
ING Financial Markets LLC at 0.3%, dated 3/31/21 due 4/1/21
(Collateralized by Equity Securities valued at $46,440,426)	43,000	43,000
(Collateralized by Equity Securities valued at $21,600,187)	20,000	20,000
J.P. Morgan Securities, LLC at:
0.37%, dated 3/24/21 due 5/5/21 (Collateralized by Equity Securities valued at $237,619,537)(c)(d)(g)	220,095	220,000
0.42%, dated:
3/9/21 due 5/5/21 (Collateralized by Equity Securities valued at $356,495,636)(c)(d)(g)	330,219	330,000
3/24/21 due 5/5/21 (Collateralized by Equity Securities valued at $317,549,643)(c)(d)(g)	294,144	294,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.32%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $172,801,540)	160,001	160,000
0.34%, dated:
3/25/21 due 4/1/21 (Collateralized by Equity Securities valued at $39,962,642)	37,002	37,000
3/31/21 due 4/7/21 (Collateralized by Equity Securities valued at $14,040,140)	13,001	13,000
0.59%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $11,550,191, 1.25%, 5/1/25)	11,000	11,000
Mizuho Securities U.S.A., Inc. at:
0.46%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $143,641,844)	133,002	133,000
0.65%, dated 2/12/21 due 5/24/21 (Collateralized by Corporate Obligations valued at $55,698,231, 0.64% - 6.00%, 5/4/21 - 7/1/50)	53,097	53,000
Morgan Stanley & Co., Inc. at 0.42%, dated 2/18/21 due 5/3/21 (Collateralized by U.S. Government Obligations valued at $156,594,035, 1.02% - 7.00%, 4/30/24 - 9/1/60)	150,130	150,000
RBS Securities, Inc. at 0.32%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $138,611,233, 1.11% - 5.70%, 9/29/22 - 11/15/40)	133,001	133,000
Societe Generale at:
0.28%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $287,078,778, 1.01% - 12.25%, 4/23/21 - 1/23/81)	266,002	266,000
0.31%, dated 3/30/21 due 4/6/21 (Collateralized by Corporate Obligations valued at $172,740,945, 2.98% - 13.00%, 11/15/21 - 1/23/81)	160,010	160,000
0.39%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $115,352,461, 0.21% - 13.00%, 6/1/21 - 12/16/72)	107,001	107,000
0.41%, dated 3/30/21 due 4/6/21 (Collateralized by Corporate Obligations valued at $57,175,960, 0.27% - 12.25%, 6/1/21 - 10/15/93)	53,004	53,000
Wells Fargo Securities, LLC at:
0.47%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $29,160,685, 0.00% - 4.00%, 6/15/21 - 11/15/29)	27,000	27,000
0.5%, dated 3/25/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $115,571,235, 0.00% - 4.75%, 8/15/22 - 3/31/48)	107,010	107,000
0.75%, dated 3/19/21 due 6/15/21 (Collateralized by Corporate Obligations valued at $172,846,800, 0.00% - 4.75%, 6/1/21 - 12/15/25)	160,293	160,000
0.78%, dated 3/9/21 due 6/7/21 (Collateralized by Corporate Obligations valued at $316,598,575, 0.00% - 6.00%, 5/1/22 - 9/15/26)	293,571	293,000
0.8%, dated:
2/8/21 due 5/7/21 (Collateralized by Corporate Obligations valued at $172,884,631, 0.00% - 3.75%, 2/1/22 - 8/1/26)	160,313	160,000
2/10/21 due 5/11/21 (Collateralized by Corporate Obligations valued at $143,799,601, 0.00% - 4.50%, 5/1/24 - 1/15/31)	133,266	133,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,806,000)		4,806,000
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $51,604,888)		51,604,888
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(613,057)
NET ASSETS - 100%		$50,991,831

Security Type Abbreviations

RAN – REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,858,233,000 or 3.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $239,000,000 or 0.5% of net assets.

 (f) Loan is with an affiliated fund.

 (g) The maturity amount is based on the rate at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Toyota Motor Credit Corp. 0.34%, 4/7/21	11/30/20	$239,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,901,515,000 due 4/01/21 at 0.01%
BNY Mellon Capital Markets LLC	$258,955
Bank Of America, N.A.	271,778
BofA Securities, Inc.	264,229
Citibank NA	75,494
Citigroup Global Markets, Inc.	188,735
Credit Agricole CIB New York Branch	41,522
HSBC Securities (USA), Inc.	26,423
Mitsubishi UFJ Securities Hldgs Ltd	139,664
Mizuho Securities USA, Inc.	18,874
Nomura Securities International, Inc.	444,659
RBC Dominion Securities, Inc.	396,344
Societe Generale	75,494
Sumitomo Mitsu Banking Corp NY	361,509
Sumitomo Mitsui Banking Corp	332,173
Wells Fargo Securities LLC	5,662
$2,901,515
$469,965,000 due 4/01/21 at 0.01%
BNP Paribas, S.A.	$16,917
BNY Mellon Capital Markets LLC	2,039
BofA Securities, Inc.	18,606
Citibank NA	174
Citigroup Global Markets, Inc.	434
Credit Agricole CIB New York Branch	79,721
HSBC Securities (USA), Inc.	61
ING Financial Markets LLC	14,085
JP Morgan Securities LLC	88,030
Mitsubishi UFJ Securities Hldgs Ltd	53,139
Mizuho Securities USA, Inc.	44
Nomura Securities International, Inc.	1,022
RBC Dominion Securities, Inc.	912
Societe Generale	68,608
Sumitomo Mitsu Banking Corp NY	98,315
Sumitomo Mitsui Banking Corp	764
Wells Fargo Securities LLC	27,094
$469,965

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2021
Assets
Investment in securities, at value (including repurchase agreements of $11,942,480) — See accompanying schedule: Unaffiliated issuers (cost $51,586,235)	$51,586,235
Affiliated issuers (cost $18,653)	18,653
Total Investment in Securities (cost $51,604,888)		$51,604,888
Cash		1
Receivable for fund shares sold		92,328
Interest receivable		3,779
Prepaid expenses		36
Receivable from investment adviser for expense reductions		1,216
Other receivables		1,110
Total assets		51,703,358
Liabilities
Payable for investments purchased	$526,000
Payable for fund shares redeemed	176,090
Distributions payable	112
Accrued management fee	6,054
Other affiliated payables	1,969
Other payables and accrued expenses	1,302
Total liabilities		711,527
Net Assets		$50,991,831
Net Assets consist of:
Paid in capital		$50,991,698
Total accumulated earnings (loss)		133
Net Assets		$50,991,831
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($21,936,583 ÷ 21,927,928 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($179,435 ÷ 179,379 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($12,886 ÷ 12,887 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($26,064 ÷ 26,056 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($28,836,863 ÷ 28,824,710 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2021
Investment Income
Interest (including $96 from affiliated interfund lending)		$204,737
Expenses
Management fee	$84,431
Transfer agent fees	25,968
Distribution and service plan fees	502
Accounting fees and expenses	2,105
Custodian fees and expenses	582
Independent trustees' fees and expenses	186
Registration fees	582
Audit	49
Legal	74
Miscellaneous	211
Total expenses before reductions	114,690
Expense reductions	(19,355)
Total expenses after reductions		95,335
Net investment income (loss)		109,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15
Total net realized gain (loss)		15
Net increase in net assets resulting from operations		$109,417

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,402	$1,337,491
Net realized gain (loss)	15	129
Net increase in net assets resulting from operations	109,417	1,337,620
Distributions to shareholders	(109,397)	(1,336,263)
Share transactions - net increase (decrease)	(11,126,975)	6,541,808
Total increase (decrease) in net assets	(11,126,955)	6,543,165
Net Assets
Beginning of period	62,118,786	55,575,621
End of period	$50,991,831	$62,118,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.020	.022	.013	.006
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	.020	.022	.013	.006
Distributions from net investment income	(.002)	(.020)	(.022)	(.013)	(.006)
Total distributions	(.002)	(.020)	(.022)	(.013)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.15%	2.01%	2.23%	1.29%	.63%
Ratios to Average Net AssetsC,D
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.16%	1.96%	2.25%	1.31%	.56%
Supplemental Data
Net assets, end of period (in millions)	$21,937	$25,801	$22,140	$12,545	$7,631

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.021	.011	.005
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.018	.021	.011	.005
Distributions from net investment income	(.001)	(.018)	(.021)	(.011)	(.005)
Total distributions	(.001)	(.018)	(.021)	(.011)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.09%	1.86%	2.08%	1.14%	.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.26%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.26%	.33%	.33%	.33%	.33%
Net investment income (loss)	.08%	1.81%	2.10%	1.16%	.41%
Supplemental Data
Net assets, end of period (in millions)	$179	$394	$368	$68	$14

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.017	.020	.010	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.017	.020	.010	.004
Distributions from net investment income	(.001)	(.017)	(.020)	(.010)	(.004)
Total distributions	(.001)	(.017)	(.020)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.06%	1.76%	1.98%	1.04%	.38%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.27%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.27%	.43%	.43%	.43%	.43%
Net investment income (loss)	.07%	1.71%	2.00%	1.06%	.31%
Supplemental Data
Net assets, end of period (in millions)	$13	$13	$33	$132	$91

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.019	.022	.012	.006
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.019	.022	.012	.006
Distributions from net investment income	(.001)	(.019)	(.022)	(.012)	(.006)
Total distributions	(.001)	(.019)	(.022)	(.012)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	1.96%	2.18%	1.24%	.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.21%	.23%	.23%	.23%	.23%
Net investment income (loss)	.13%	1.91%	2.20%	1.26%	.51%
Supplemental Data
Net assets, end of period (in millions)	$26	$59	$33	$16	$12

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.020	.022	.013	.007
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A
Total from investment operations	.002	.020	.023	.013	.007
Distributions from net investment income	(.002)	(.020)	(.023)	(.013)	(.007)
Total distributions	(.002)	(.020)	(.023)	(.013)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.19%	2.05%	2.28%	1.33%	.67%
Ratios to Average Net AssetsC,D
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.20%	2.00%	2.29%	1.35%	.60%
Supplemental Data
Net assets, end of period (in millions)	$28,837	$35,852	$33,002	$15,913	$10,043

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments 3/31/21
1 - 7	85.3
8 - 30	0.9
31 - 60	3.2
61 - 90	4.4
91 - 180	5.3
> 180	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Variable Rate Demand Notes (VRDNs)	18.8%
Tender Option Bond	58.6%
Other Municipal Security	13.1%
Investment Companies	9.7%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2021, the most recent period shown in the table, would have been (0.09)% for Class I, (0.23)% for Class II, (0.33)% for Class III and (0.13)% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Variable Rate Demand Note - 18.8%
	Principal Amount (000s)	Value (000s)
Alabama - 2.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.09% 4/1/21, VRDN (a)	$30,430	$30,430
Series 2014 B, 0.09% 4/1/21, VRDN (a)	39,110	39,110
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.09% 4/1/21, VRDN (a)	5,700	5,700
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.1% 4/7/21, LOC Bayerische Landesbank, VRDN (a)	6,800	6,800
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.13% 4/7/21, VRDN (a)	17,050	17,050
Series 2009, 0.09% 4/1/21, VRDN (a)	33,685	33,685
		132,775
Alaska - 1.5%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.09% 4/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	4,600	4,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.1% 4/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	53,400	53,400
Series 1994 C, 0.11% 4/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,500	13,500
		71,500
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.14% 4/7/21, VRDN (a)	11,900	11,900
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)	990	990
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.15% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)	4,070	4,070
		5,060
Connecticut - 2.4%
Connecticut Gen. Oblig. Series 2016 C, 0.09% 4/7/21 (Liquidity Facility Bank of America NA), VRDN (a)	89,680	89,680
Connecticut Health & Edl. Facilities Auth. Rev. Series 2013 O, 0.09% 4/7/21, VRDN (a)	23,675	23,675
		113,355
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.15% 4/7/21, VRDN (a)	9,400	9,400
Series 1999 A, 0.11% 4/7/21, VRDN (a)	1,900	1,900
		11,300
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.1% 4/1/21, VRDN (a)	2,630	2,630
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.11% 4/1/21, VRDN (a)	10,125	10,125
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.14% 4/1/21, VRDN (a)	2,200	2,200
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.11% 4/1/21, VRDN (a)	33,500	33,500
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.11% 4/1/21, VRDN (a)	11,000	11,000
Series 2008, 0.11% 4/1/21, VRDN (a)	39,800	39,800
Series 2010 A, 0.14% 4/7/21, LOC Truist Bank, VRDN (a)	11,625	11,625
		110,880
Indiana - 1.1%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.1% 4/7/21 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	14,850	14,850
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.11% 4/7/21, LOC Rabobank Nederland New York Branch, VRDN (a)	22,140	22,140
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 0.08% 4/7/21, LOC Bank of New York, New York, VRDN (a)	3,480	3,480
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.15% 4/7/21, VRDN (a)	10,550	10,550
		51,020
Iowa - 0.9%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 0.08% 4/7/21, VRDN (a)	10,500	10,500
Series 2011 A, 0.08% 4/7/21, VRDN (a)	3,900	3,900
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.1% 4/7/21 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	14,200	14,200
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.09% 4/7/21, VRDN (a)	13,800	13,800
		42,400
Kansas - 0.9%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.15% 4/7/21, VRDN (a)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.19% 4/7/21, VRDN (a)	6,800	6,800
Series 2007 B, 0.19% 4/7/21, VRDN (a)	10,700	10,700
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 0.15% 4/7/21, VRDN (a)	2,500	2,500
Series 1994, 0.15% 4/7/21, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.15% 4/7/21, VRDN (a)	2,200	2,200
(Western Resources, Inc. Proj.) Series 1994, 0.15% 4/7/21, VRDN (a)	3,900	3,900
		43,800
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.15% 4/7/21, VRDN (a)	21,980	21,980
Series 2010 B1, 0.14% 4/7/21, VRDN (a)	22,100	22,100
		44,080
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.09% 4/7/21, LOC MUFG Bank Ltd., VRDN (a)	3,500	3,500
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 4/30/21, VRDN (a)(b)	7,300	7,300
North Carolina - 0.1%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.07% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)	2,950	2,950
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 4/7/21, LOC Cr. Industriel et Commercial, VRDN (a)	2,100	2,100
		5,050
Ohio - 0.7%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.08% 4/7/21, LOC Northern Trust Co., VRDN (a)	1,365	1,365
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.09% 4/7/21, LOC RBS Citizens NA, VRDN (a)	31,625	31,625
		32,990
Pennsylvania - 0.5%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.1% 4/7/21, LOC RBS Citizens NA, VRDN (a)	10,185	10,185
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.1% 4/7/21, LOC Manufacturers & Traders Trust Co., VRDN(a)	505	505
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 C, 0.09% 4/7/21, LOC MUFG Bank Ltd., VRDN (a)	5,770	5,770
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.1% 4/7/21, LOC RBS Citizens NA, VRDN (a)	8,290	8,290
		24,750
Texas - 2.4%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 0.09% 4/7/21, VRDN (a)	7,400	7,400
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.1% 4/7/21 (Total SA Guaranteed), VRDN (a)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.1% 4/7/21 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Series 2012, 0.1% 4/7/21 (Total SA Guaranteed), VRDN (a)	17,000	17,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.1% 4/7/21 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 4/7/21 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Texas Gen. Oblig.:
Series 2011 A, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,755	2,755
Series 2011 B, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,585	1,585
Series 2012 B, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	890	890
Series 2013 A, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,015	9,015
Series 2013 B, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	54,725	54,725
Series 2014 A, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,795	2,795
Series 2015 A, 0.07% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,000	4,000
		112,165
Utah - 1.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.11% 4/7/21, VRDN (a)	48,000	48,000
Wyoming - 0.5%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 0.1% 4/7/21, VRDN (a)	3,600	3,600
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 4/7/21, VRDN (a)	3,530	3,530
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 4/7/21, VRDN (a)	16,200	16,200
		23,330
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $895,155)		895,155

Tender Option Bond - 58.6%
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,960	5,960
Homewood Participating VRDN Series Floaters G 37, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,875	2,875
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,250	11,250
		33,600
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,545	10,545
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,705	4,705
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,745	8,745
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,010	11,010
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Maricopa County Rev. Participating VRDN:
Series XL 01 52, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,535	4,535
Series ZM 06 51, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,000	7,000
Series Solar 17 0026, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,150	3,150
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,920	13,920
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,200	1,200
		63,015
California - 2.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.13% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,400	4,400
California Gen. Oblig. Participating VRDN Series Floaters ZF 27 10, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,490	5,490
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters ZF 26 33, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,345	7,345
Dignityhealthxx Participating VRDN:
Series 17 04, 0.17% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,590	2,590
Series DBE 80 11, 0.25% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	49,945	49,945
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series MS 3345, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,460	6,460
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,338	4,338
Palmdale School District Participating VRDN Series Floaters XF 24 43, 0.07% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,625	4,625
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	13,600	13,600
Univ. of California Revs. Participating VRDN:
Series Floaters ZF 26 70, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,300	4,300
Series XF 09 21, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,220	2,220
		105,313
Colorado - 2.8%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,000	10,000
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Cherry Creek School District No. 5 Gen. Oblig. Participating VRDN Series Solar 17 3, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,315	7,315
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,045	6,045
Series XF 28 49, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,935	3,935
Series XG 02 51, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,450	6,450
Series XM 08 29, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Series XM 08 41, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,130	10,130
Series ZF 08 09, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,550	2,550
Series ZF 08 10, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,370	3,370
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 10 25, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,205	5,205
Series MIZ 90 22, 0.16% 4/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	2,800	2,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.14% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	28,510	28,510
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
CommonSpirit Health Participating VRDN Series Floaters XF 10 01, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Tender Option Bond Trust Receipts Participating VRDN Series XG 00 68, 0.13% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,705	1,705
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,850	1,850
Participating VRDN:
Series Floaters XM 06 71, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,335	3,335
Series Putters 15 XM0007, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,900	6,900
Series Solar 0065, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,605	4,605
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		131,100
Connecticut - 1.9%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,325	10,325
Series Floaters 014, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,960	5,960
Series Floaters 016, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,200	9,200
Series Floaters G3, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Series Floaters G66, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,300	2,300
Series Floaters XL 00 66, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,510	2,510
Series Floaters YX 10 95, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,925	8,925
Series XM 07 62, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,480	6,480
Series XM 08 57, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,200	6,200
Series XM 08 58, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,300	5,300
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 04 49, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,040	3,040
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.23%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	6,000	6,000
Participating VRDN:
Series Floaters YX 10 77, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series ROC II R 14073, 0.11% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	4,900	4,900
Series XM 08 67, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,040	3,040
Series YX 11 37, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,685	1,685
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
		89,815
District Of Columbia - 2.1%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters XF 05 47, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,665	4,665
Series MS 4301, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,250	9,250
Series Solar 0035, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	520	520
Series XF 27 59, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 37, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,900	18,900
Series XF 28 48, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	16,895	16,895
Series XF 09 19, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,355	1,355
Series XF 09 76, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	23,885	23,885
Series XG 02 67, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,010	10,010
		99,080
Florida - 2.4%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,900	4,900
Central Florida Expressway Auth. Sr. Lien Rev. Participating VRDN Series XX 11 36, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,370	2,370
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	20,150	20,150
Series XG 02 81, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	370	370
Series ZF 09 31, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,605	1,605
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Series Solar 042, 0.08% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,000	10,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,840	5,840
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.35% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	22,010	22,010
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	770	770
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series XG 00 99, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,300	1,300
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.15% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,690	3,690
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,600	5,600
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,480	7,480
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.15% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
Series XM 08 68, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	830	830
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,800	4,800
Series Floaters XF 25 52, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	10,400	10,400
		115,590
Georgia - 2.2%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
Series Floaters XF 26 49, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	695	695
Series XM 07 51, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.11% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.15% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN:
Series Floaters XF 06 44, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,300	2,300
Series XM 08 92, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,685	2,685
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,900	12,900
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,175	3,175
Series XF 08 30, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	14,325	14,325
Series XG 02 56, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,140	10,140
Series XG 02 57, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,635	1,635
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,725	7,725
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	11,855	11,855
Private Colleges & Univs. Auth. Rev. Participating VRDN Series XF 07 07, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	20,000	20,000
		103,135
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	980	980
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
		4,570
Illinois - 5.2%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,015	8,015
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,295	8,295
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,935	11,935
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,170	11,170
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500	500
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,400	9,400
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,910	5,910
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Series 17 XM 0492, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	23,850	23,850
Series Floaters 017, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,275	11,275
Series Floaters XL 00 86, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,360	7,360
Series MS 3332, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	400	400
Series XF 07 11, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,900	9,900
Series XF 23 38, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,975	11,975
Series ZF 09 58, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,665	6,665
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,990	2,990
Series Floaters XF 10 43, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series Floaters XL 00 54, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,400	10,400
Series Floaters XX 10 81, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,400	7,400
Series Floaters YX 10 72, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,820	6,820
Series Floaters YX 10 86, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,245	1,245
Series XF 10 10, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,195	10,195
Series XF 28 41, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
Series XM 07 59, 0.15% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,385	6,385
Series XX 11 41, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,800	1,800
Series YX 11 50, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,700	8,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,665	2,665
Series 15 XF2202, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,720	5,720
Series 15 XM 0078, 0.12% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,180	5,180
Series Floaters XF 27 67, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600	9,600
Series Floaters ZF 03 73, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,315	15,315
Series Floaters ZF 28 24, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,000	8,000
Series XF 08 01, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,550	1,550
		249,140
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.2% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,470	8,470
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.1% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,300	3,300
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.07% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,500	7,500
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,755	3,755
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 0.07% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	4,035	4,035
Series XF 10 51, 0.08% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	5,845	5,845
		21,135
Kentucky - 1.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.16% 4/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	4,200	4,200
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200	2,200
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,320	5,320
Series Floaters XF 24 85, 0.1% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	11,820	11,820
Series XM 08 39, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series XM 08 42, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,575	2,575
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,195	5,195
Kentucky Econ. Dev. Fin. Auth. Rev. Participating VRDN Series XF 09 64, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,150	4,150
Kentucky State Property & Buildings Commission Rev.:
Bonds Series G 116, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Participating VRDN Series XG 0113, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,865	1,865
Univ. Louisville Revs. Participating VRDN Series XM 08 81, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		46,525
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	13,600	13,600
Series Floaters XF 24 91, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	8,250	8,250
Series Floaters ZF 26 35, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,930	4,930
Louisiana Pub. Facilities Auth. Lease Participating VRDN:
Series XG 02 49, 0.11% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,875	1,875
Series XM 08 56, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series XF 12 02, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,475	2,475
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
		43,130
Maryland - 1.0%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Solar 17 22, 0.08% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	11,625	11,625
Baltimore Proj. Rev. Participating VRDN Series ZF 09 41, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,935	2,935
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,310	7,310
Series Floaters XG 01 77, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XG 02 16, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,605	2,605
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,975	15,975
		46,450
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	42,300	42,300
Series Clipper 09 69, 0.23%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	4,475	4,475
		46,775
Michigan - 2.0%
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,675	6,675
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	3,240	3,240
Series Floaters XM 04 65, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	8,135	8,135
Series Floaters XM 07 43, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,200	1,200
Series Floaters ZF 26 40, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,600	3,600
Series ZF 08 19, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,125	2,125
Series 16 XM0223, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,800	2,800
Series Floaters XF 05 96, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,775	3,775
Series Floaters XF 05 97, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XF 07 42, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Floaters XF 26 48, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,460	6,460
Series Floaters XG 01 58, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
Series Floaters ZF 28 12, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,050	5,050
Series Floaters ZF 28 25, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,700	7,700
Series RBC 2016 ZM0131, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series XF 07 82, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,070	6,070
Series XF 28 61, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,765	7,765
Series XM 04 72, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Series XM 07 48, 0.15% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,050	4,050
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2205, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,900	2,900
Series Floaters ZF 05 90, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,565	2,565
		95,610
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,020	5,020
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335	3,335
		8,355
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters CTFS G 100, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,350	3,350
Series ROC II R 14027, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	11,040	11,040
		14,390
Missouri - 1.8%
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,805	15,805
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 06 75, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,460	4,460
Series Floaters XG 01 57, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Series XF 09 95, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,155	6,155
Series XL 00 37, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,630	3,630
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.11% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,360	10,360
Series Floaters XG 01 84, 0.1% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500	1,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters C17, 0.1% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,200	5,200
Series XG 03 00, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,050	6,050
		85,850
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.11% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,400	7,400
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,190	4,190
		11,590
Nevada - 1.1%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,825	10,825
Series Floaters ZF 27 33, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	17,070	17,070
Series Floaters ZM 06 33, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,095	4,095
Series Floaters ZM 06 39, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,085	5,085
Series XM 06 38, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,200	10,200
Series XM 08 62, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,455	2,455
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,185	2,185
		54,915
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series XG 02 60, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,025	12,025
Series XG 02 61, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,500	6,500
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,600	3,600
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 24, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,435	2,435
Series Floaters XG 02 29, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,000	6,000
		31,760
New York - 4.9%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,690	3,690
Series 2020 003, 0.25% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,300	1,300
Series Floaters E87, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 40, 0.19% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,800	6,800
Series XF 12 13, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,000	3,000
Series XM 09 08, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,755	2,755
Series XM 09 33, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,000	6,000
Series XM 09 37, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,455	1,455
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,535	8,535
Series Floaters E 129, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	74,500	74,500
Series Putters 15 XM0002, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,520	9,520
Series XM 08 74, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.2% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	12,100	12,100
Series Floaters E99, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000	7,000
Series Floaters XF 07 17, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,925	4,925
Series MS 3360, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,800	6,800
Series ROC II R 11902, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,170	6,170
Series ROC II R 14022, 0.07% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series XF 29 12, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,000	2,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,700	4,700
Series ROC II R 14005, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,130	6,130
New York Dorm. Auth. Revs. Participating VRDN Series ROC II R 11975, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,590	7,590
New York Liberty Dev. Corp. Participating VRDN 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.1% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,020	26,020
Series XF 04 99, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Series XF 28 78, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,400	5,400
Series XG 02 90, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,100	5,100
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
		231,840
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 62, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,565	1,565
Series Floaters XF 05 65, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,400	4,400
Series Floaters XF 06 97, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,835	5,835
Series Floaters XM 05 05, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,100	7,100
Series ROC II R 14077, 0.07% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,015	5,015
		23,915
North Carolina - 1.2%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series Floaters ZM 05 34, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Greensboro Combined Enterprise Sys. Rev. Participating VRDN Series Solar 0045, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,795	4,795
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,670	6,670
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,505	6,505
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,740	3,740
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XF 07 92, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
Series XF 08 85, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,370	4,370
Series XF 28 81, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,700	4,700
		56,480
Ohio - 1.4%
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,400	2,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.15% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	955	955
Elyria City School District Participating VRDN Series Floaters G 107, 0.12% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,985	4,985
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	15,610	15,610
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,175	2,175
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,700	3,700
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,170	3,170
Series Floaters ZF 06 70, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,900	2,900
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.07% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,070	6,070
Series Floaters XF 27 83, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,380	2,380
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,300	2,300
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,450	7,450
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,900	1,900
		64,795
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,215	3,215
Series Floaters XX 10 96, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	22,100	22,100
		25,315
Oregon - 0.6%
Clackamas County School District #7J Participating VRDN Series Solar 0053, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,840	10,840
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,470	3,470
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,450	2,450
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.11% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,375	6,375
State of Oregon Participating VRDN Series Floaters G 91, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		30,685
Pennsylvania - 1.0%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000	1,000
Series Floaters YX 10 49, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,885	2,885
Series XM 08 87, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
Series ZF 03 22, 0.12% 4/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,285	6,285
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series ZF 08 33, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,000	5,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series Floaters ZF 07 95, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	465	465
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters ZF 06 71, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,330	1,330
Series Floaters ZM 06 50, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.22%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,800	2,800
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5025, 0.09% 4/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,895	9,895
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.25%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	900	900
Participating VRDN Series XX 11 34, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,600	2,600
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,600	5,600
		47,360
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,550	5,550
South Carolina - 2.8%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	970	970
Lancaster County School District Participating VRDN:
Series Solar 17 21, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,130	4,130
Series XF 25 28, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,415	9,415
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series Floaters BAML 50 04, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,030	8,030
Series Floaters XF 07 43, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,950	6,950
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series XF 28 83, 0.15% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	28,715	28,715
Series Floaters XG 01 49, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	27,505	27,505
Series Floaters XG 02 20, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,960	4,960
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 0.25%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Participating VRDN Series Floaters XM 06 91, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	27,035	27,035
		131,610
Tennessee - 1.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,955	2,955
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Series Floaters XG 01 94, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,535	5,535
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,470	9,470
Series Floaters XL 00 62, 0.1% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,690	1,690
Vanderbilt Hosp. Participating VRDN 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
		47,190
Texas - 6.5%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,045	1,045
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,600	6,600
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 17 08, 0.07% 4/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,545	8,545
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,375	2,375
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Floaters ZF 26 97, 0.07% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	6,000	6,000
Series XF 27 28, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,640	7,640
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,100	2,100
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	39,700	39,700
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,540	9,540
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,500	9,500
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,405	2,405
Hutto Independent School District Participating VRDN Series Floaters G 76, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,655	6,655
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,100	12,100
Leander Independent School District Participating VRDN:
Series Floaters G 62, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Series Floaters G34, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN:
Series Floaters XF 05 99, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	17,140	17,140
Series Floaters XF 07 10, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,225	4,225
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.25%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,130	3,130
Northwest Independent School District Participating VRDN Series Floaters G 94, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Pflugerville Independent School District Participating VRDN Series 2017, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Princeton Independent School District Participating VRDN Series Floaters G14, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	26,625	26,625
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series Floaters ZF 28 14, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,755	1,755
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series 16 ZF 0282, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,760	7,760
Series Floaters XF 27 38, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700	7,700
Series XG 02 78, 0.12% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,420	3,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Series Floaters XM 06 98, 0.09% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,785	2,785
Texas Gen. Oblig. Participating VRDN:
Series Floaters G 65, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,450	5,450
Series Floaters XM 04 04, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Series MS 3390, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,400	4,400
Series Floaters XF 25 57, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,720	6,720
Series Floaters XF 27 30, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Series Floaters XG 02 11, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,000	10,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,700	2,700
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
		308,330
Utah - 0.3%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 71, 0.09% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,050	3,050
Series Floaters XM 07 32, 0.08% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,920	1,920
Series XG 02 89, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,875	2,875
		15,345
Virginia - 1.8%
Alexandria Gen. Oblig. Participating VRDN Series XL 01 25, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,870	1,870
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 91, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,400	16,400
Series MS 3309, 0.08% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,300	2,300
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XM 09 32, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,825	2,825
Series ZF 09 98, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,750	1,750
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN:
Series 2020 10, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	16,100	16,100
Series Floaters XG 01 47, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,040	1,040
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.13% 4/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	9,860	9,860
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 26, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Series Solar 17 17, 0.1% 4/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,830	1,830
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,400	3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Series ZF 09 16, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	250	250
Series ZF 09 27, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
Series ZF 09 28, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,350	2,350
		84,100
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.07% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	8,655	8,655
Series Floaters XF 05 33, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 23 97, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,335	5,335
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,100	5,100
Centralia School District No. 401 Participating VRDN Series Floaters G74, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,000	8,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Floaters FG 02 26, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,555	8,555
Series Floaters XF 06 64, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,165	5,165
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XX 11 26, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,010	5,010
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters G33, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 25 39, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,000	8,000
Series Floaters XM 06 94, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	4,985	4,985
Series MS 33 864X, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,700	1,700
0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,205	9,205
Series 15 XF0148, 0.08% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,150	8,150
Series 2015 XF0150, 0.06% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,655	3,655
Series Floaters XF 24 92, 0.11% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,495	5,495
Series Floaters XF 25 27, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,875	2,875
Series XM 08 40, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,330	2,330
Series XX 11 06, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,300	1,300
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,980	5,980
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,530	2,530
		124,365
Wisconsin - 1.4%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,215	4,215
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Floaters XF 24 18, 0.08% 4/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series Floaters XF 25 41, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,000	10,000
Series Floaters XG 02 40, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,605	5,605
Series Floaters ZF 26 36, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Series XF 22 24, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000	9,000
Series XM 04 79, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000	9,000
Series ZF 08 77, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,444	6,444
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,970	5,970
		65,074
TOTAL TENDER OPTION BOND
(Cost $2,785,112)		2,785,112

Other Municipal Security - 13.1%
Alabama - 0.2%
Huntsville Health Care Auth. Rev. Series 2021, 0.14% 6/7/21, CP	7,300	7,300
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.13% 7/6/21, CP	7,500	7,500
California - 0.6%
California Gen. Oblig.:
Series A4, 0.12% 6/1/21, LOC Toronto-Dominion Bank, CP	11,000	11,000
Series A7, 0.12% 6/2/21, LOC State Street Bank & Trust Co., Boston, CP	7,700	7,700
Los Angeles County Gen. Oblig. Series D, 0.12% 6/2/21, LOC State Street Bank & Trust Co., Boston, CP	4,520	4,520
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A2, 0.14% 6/9/21, LOC Sumitomo Mitsui Banking Corp., CP	3,467	3,467
		26,687
Colorado - 0.0%
Colorado Gen. Fdg. Rev. TRAN Series 2020, 4% 6/25/21	780	787
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds Series 2019 A, 5% 4/15/21	1,570	1,573
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	7,200	7,200
		8,773
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2021 B, 0.14% 9/23/21, LOC TD Banknorth, NA, CP	9,100	9,100
Florida - 0.8%
Florida Local Govt. Fin. Cmnty. Series 2021, 0.09% 4/1/21, LOC JPMorgan Chase Bank, CP	7,000	7,000
Jacksonville Gen. Oblig. Series A, 0.1% 4/6/21, LOC Bank of America NA, CP	22,300	22,300
Martin County Health Facilities Bonds Series 2012, 5.5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	1,000	1,033
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 10/27/21 (a)(e)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 10/27/21 (a)(e)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 10/27/21 (a)(e)	5,300	5,300
		40,433
Georgia - 0.5%
Atlanta Arpt. Rev. Series K1, 0.18% 7/6/21, LOC PNC Bank NA, CP	22,700	22,700
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series 2021, 0.15% 7/7/21, LOC Sumitomo Mitsui Banking Corp., CP	2,200	2,200
Serise 2021 B1, 0.15% 7/7/21, LOC Sumitomo Mitsui Banking Corp., CP	6,600	6,600
		8,800
Illinois - 0.1%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 10/27/21 (a)(e)	600	600
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,890	1,890
Railsplitter Tobacco Settlement Auth. Rev. Bonds Series 2010, 5.5% 6/1/21 (Pre-Refunded to 6/1/21 @ 100)	3,150	3,178
		5,668
Massachusetts - 0.6%
Massachusetts Gen. Oblig. RAN Series A, 2% 4/21/21	7,200	7,207
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2021:
0.13% tender 4/5/21, CP mode	4,137	4,137
0.16% tender 4/1/21, CP mode	10,200	10,200
0.16% tender 4/7/21, CP mode	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	6,400	6,400
		28,944
Michigan - 0.7%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 10/27/21 (a)(e)	500	500
Michigan Bldg. Auth. Rev. Series 2021 8, 0.13% 6/10/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	29,700	29,700
Michigan Fin. Auth. Rev. Bonds Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 8/9/21 (a)(e)	2,300	2,300
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	1,770	1,770
		34,270
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.11% 7/8/21, CP	3,700	3,700
0.12% 5/11/21, CP	3,650	3,650
0.12% 8/3/21, CP	5,350	5,350
0.13% 6/9/21, CP	5,000	5,000
		17,700
New York - 0.2%
Three Village Central School District TAN Series 2020, 2% 6/25/21	11,400	11,441
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Bonds Series 212, 5% 9/1/21	380	387
Series 2021:
0.12% 6/16/21, CP	2,200	2,200
0.14% 4/7/21, CP	3,300	3,300
0.14% 4/14/21, CP	8,300	8,300
0.14% 6/23/21, CP	4,800	4,800
0.14% 6/30/21, CP	4,800	4,800
0.14% 7/7/21, CP	6,915	6,915
0.25% 12/8/21, CP	1,215	1,215
		31,917
North Carolina - 0.1%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	3,600	3,772
Ohio - 0.5%
American Muni. Pwr., Inc. Rev. Bonds (Amp Freemont Energy Ctr. Proj.) Series 2012, 5% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	2,000	2,084
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2021 B5, 0.13% tender 7/6/21, CP mode	10,950	10,950
Series 2021 B6, 0.13% tender 7/6/21, CP mode	5,600	5,600
Series B6, 0.14% tender 6/17/21, CP mode	6,600	6,600
		25,234
Pennsylvania - 0.7%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2011 A, 5.125% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	3,200	3,213
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	13,000	13,120
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.19% tender 4/1/21, CP mode	8,300	8,300
Series 2014 B2, 0.15% tender 6/30/21, CP mode	7,800	7,800
		32,433
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2020 A:
0.13% 6/2/21, LOC Barclays Bank PLC, CP	4,100	4,100
0.14% 7/1/21, LOC Barclays Bank PLC, CP	2,000	2,000
		6,100
Texas - 5.5%
Austin Elec. Util. Sys. Rev.:
Series 2021 A, 0.1% 4/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	7,041	7,041
Series A, 0.09% 4/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	4,400	4,400
Brownsville Util. Sys. Rev. Series A, 0.25% 4/29/21, LOC Bank of America NA, CP	2,800	2,800
Garland Series 2021, 0.13% 5/27/21, LOC Citibank NA, CP	2,900	2,900
Garland Util. Sys. Rev. Series 2018, 0.1% 5/6/21, LOC Bank of America NA, CP	4,400	4,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.25%, tender 10/27/21 (a)(e)	2,900	2,900
Series 2009 C1, 0.1% tender 7/1/21, CP mode	11,200	11,199
Series 2016 B2, 0.21% tender 4/1/21, CP mode	9,800	9,800
Series C1, 0.24% tender 4/6/21, CP mode	8,000	8,000
Harris County Gen. Oblig.:
Series A1, 0.1% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,500	3,500
Series C, 0.11% 5/5/21 (Liquidity Facility Bank of America NA), CP	7,500	7,500
Series D, 0.1% 5/5/21 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
Harris County Metropolitan Trans. Auth.:
Series A1:
0.13% 6/16/21 (Liquidity Facility JPMorgan Chase Bank), CP	9,200	9,200
0.19% 4/8/21 (Liquidity Facility JPMorgan Chase Bank), CP	11,600	11,600
Series A3, 0.19% 4/8/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,500	3,500
Houston Gen. Oblig. Series 2021 E1, 0.1% 4/8/21, LOC Citibank NA, CP	4,650	4,650
Houston Util. Sys. Rev.:
Series 2021 B3, 0.11% 5/6/21, LOC Sumitomo Mitsui Banking Corp., CP	7,200	7,200
Series 2021:
0.1% 5/3/21, LOC PNC Bank NA, CP	5,400	5,400
0.12% 4/29/21, LOC PNC Bank NA, CP	2,200	2,200
Series B3, 0.1% 4/6/21, LOC Sumitomo Mitsui Banking Corp., CP	3,000	3,000
Lower Colorado River Auth. Rev.:
Series 2021, 0.16% 9/14/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
Series B, 0.19% 5/6/21, LOC State Street Bank & Trust Co., Boston, CP	1,095	1,095
North Texas Tollway Auth. Rev. Bonds Series 2011 D, 5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	10,000	10,198
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.35%, tender 10/27/21 (a)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 10/27/21 (a)(e)	2,400	2,400
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21	86,505	87,815
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	9,745	9,745
Univ. of Texas Board of Regents Sys. Rev. Series A, 0.12% 5/21/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500	7,500
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.12% 5/13/21, CP	5,500	5,500
0.12% 5/18/21, CP	9,200	9,200
		260,443
Washington - 0.2%
King County Gen. Oblig. Series A:
0.11% 6/17/21, CP	6,400	6,400
0.12% 8/4/21, CP	4,600	4,600
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	600	615
		11,615
Wisconsin - 0.4%
Wisconsin Gen. Oblig.:
Series 2005 A, 0.11% 5/6/21 (Liquidity Facility PNC Bank NA), CP	3,300	3,300
Series 2013 A, 0.14% 8/4/21 (Liquidity Facility PNC Bank NA), CP	2,830	2,830
Series 2016 A, 0.14% 8/4/21 (Liquidity Facility PNC Bank NA), CP	12,469	12,469
		18,599
TOTAL OTHER MUNICIPAL SECURITY
(Cost $620,216)		620,216
	Shares (000s)	Value (000s)

Investment Company - 9.7%
Fidelity Tax-Free Cash Central Fund 0.08% (f)(g)	460,275	460,362
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $4,760,845)		4,760,845
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,948)
NET ASSETS - 100%		$4,752,897

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,050,000 or 2.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$1,045
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$6,000
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/13/07 - 10/16/18	$39,700
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/16/18 - 8/12/20	$42,300
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.23%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/15/18 - 8/20/20	$4,475
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.25%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	1/4/21	$3,130
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$2,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.22%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$2,800
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$900
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 4/1/21, VRDN	7/15/20	$7,300
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.25%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$1,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada)	2/1/21	$1,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$570
Total	$570

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Tax-Free Cash Central Fund was $378,884. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Tax-Free Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Tax-Free Cash Central Fund were $3,068,106 and $2,986,639, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,300,483)	$4,300,483
Fidelity Central Funds (cost $460,362)	460,362
Total Investment in Securities (cost $4,760,845)		$4,760,845
Cash		1
Receivable for investments sold		5,550
Receivable for fund shares sold		2,384
Interest receivable		4,075
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		4
Receivable from investment adviser for expense reductions		113
Other receivables		85
Total assets		4,773,073
Liabilities
Payable for investments purchased	$4,335
Payable for fund shares redeemed	15,177
Distributions payable	6
Accrued management fee	500
Other affiliated payables	34
Other payables and accrued expenses	124
Total liabilities		20,176
Net Assets		$4,752,897
Net Assets consist of:
Paid in capital		$4,751,715
Total accumulated earnings (loss)		1,182
Net Assets		$4,752,897
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($4,748,272 ÷ 4,744,509 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($394 ÷ 394 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,655 ÷ 1,654 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($2,576 ÷ 2,573 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2021
Investment Income
Interest		$17,430
Income from Fidelity Central Funds		566
Total income		17,996
Expenses
Management fee	$8,410
Transfer agent fees	3,604
Distribution and service plan fees	6
Accounting fees and expenses	508
Custodian fees and expenses	47
Independent trustees' fees and expenses	19
Registration fees	202
Audit	40
Legal	8
Miscellaneous	135
Total expenses before reductions	12,979
Expense reductions	(3,045)
Total expenses after reductions		9,934
Net investment income (loss)		8,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,004
Fidelity Central Funds	12
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		2,020
Net increase in net assets resulting from operations		$10,082

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,062	$93,106
Net realized gain (loss)	2,020	698
Net increase in net assets resulting from operations	10,082	93,804
Distributions to shareholders	(8,036)	(93,463)
Share transactions - net increase (decrease)	(1,822,185)	(552,526)
Total increase (decrease) in net assets	(1,820,139)	(552,185)
Net Assets
Beginning of period	6,573,036	7,125,221
End of period	$4,752,897	$6,573,036

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.013	.014	.008	.004
Net realized and unrealized gain (loss)	–A	.001	–A	–A	.001
Total from investment operations	.001	.014	.014	.008	.005
Distributions from net investment income	(.001)	(.013)	(.014)	(.008)	(.004)
Distributions from net realized gain	–	–A	–	–	(.001)
Total distributions	(.001)	(.014)B	(.014)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.12%	1.36%	1.40%	.84%	.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.17%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.17%	.18%	.18%	.18%	.18%
Net investment income (loss)	.13%	1.34%	1.40%	.86%	.44%
Supplemental Data
Net assets, end of period (in millions)	$4,748	$6,568	$7,113	$4,488	$2,262

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.012	.012	.007	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.012	.012	.007	.003
Distributions from net investment income	(.001)	(.012)	(.012)	(.007)	(.003)
Distributions from net realized gain	–	–A	–	–	(.001)
Total distributions	(.001)	(.012)	(.012)	(.007)	(.003)B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.06%	1.21%	1.24%	.69%	.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.21%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.21%	.33%	.33%	.33%	.33%
Net investment income (loss)	.08%	1.19%	1.25%	.71%	.29%
Supplemental Data
Net assets, end of period (in millions)F	$–	$–	$–	$–	$–

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.011	.011	.006	.002
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001
Total from investment operations	–A	.011	.011	.006	.003
Distributions from net investment income	–A	(.011)	(.011)	(.006)	(.002)
Distributions from net realized gain	–	–A	–	–	(.001)
Total distributions	–A	(.011)	(.011)	(.006)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.05%	1.11%	1.14%	.59%	.25%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.23%	.43%	.43%	.43%	.39%
Expenses net of all reductions	.23%	.43%	.43%	.43%	.39%
Net investment income (loss)	.07%	1.09%	1.15%	.61%	.23%
Supplemental Data
Net assets, end of period (in millions)	$2	$2	$2	$3	$5

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.013	.013	.008	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.013	.013	.008	.004
Distributions from net investment income	(.001)	(.013)	(.013)	(.008)	(.004)
Distributions from net realized gain	–	–A	–	–	(.001)
Total distributions	(.001)	(.013)	(.013)	(.008)	(.004)B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.09%	1.31%	1.35%	.79%	.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.26%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.19%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.19%	.23%	.23%	.23%	.23%
Net investment income (loss)	.11%	1.29%	1.35%	.81%	.39%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$10	$1	$–F

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$553
Treasury Portfolio	351
Government Portfolio	1,244
Money Market Portfolio	1,110
Tax-Exempt Portfolio	84

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Tax-Exempt Portfolio incurred a corporate tax liability on undistributed short-term gain as well as undistributed long-term gain which is included in Miscellaneous expense on the Statement of Operations. As of March 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred Trustees compensation and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$34,301,709	$–	$–	$–
Treasury Portfolio	27,553,035	–	–	–
Government Portfolio	133,651,214	–	–	–
Money Market Portfolio	51,604,888	–	–	–
Tax-Exempt Portfolio	4,760,845	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$–	$219	$–	$5	$–
Treasury Portfolio	–	444	–	–	–
Government Portfolio	–	1,144	–	–	–
Money Market Portfolio	–	1,242	–	–	–
Tax-Exempt Portfolio	219	59	988	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryfoward
Treasury Only Portfolio	$(5)	$(5)

The tax character of distributions paid was as follows:

March 31, 2021
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$22,849	$22,849
Treasury Portfolio	–	21,511	21,511
Government Portfolio	–	102,238	102,238
Money Market Portfolio	–	109,397	109,397
Tax-Exempt Portfolio	8,036	–	8,036

March 31, 2020
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$446,239	$–	$446,239
Treasury Portfolio	–	516,818	–	516,818
Government Portfolio	–	2,276,551	–	2,276,551
Money Market Portfolio	–	1,336,263	–	1,336,263
Tax-Exempt Portfolio	93,112	70	281	93,463

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$1,415	$1,084
Class III	2,451	1,915
Class IV	595	459
Select Class	120	71
	$4,581	$3,529
Treasury Portfolio:
Class II	$1,011	$672
Class III	5,844	4,433
Class IV	4,673	3,900
Select Class	133	68
	$11,661	$9,073
Government Portfolio:
Class II	$1,612	$1,183
Class III	9,064	7,071
Select Class	223	122
	$10,899	$8,376
Money Market Portfolio:
Class II	$442	$184
Class III	40	22
Select Class	20	6
	$502	$212
Tax-Exempt Portfolio:
Class II	$1	$–(a)
Class III	4	3
Select Class	1	1
	$6	$4

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$7,358
Class II	566
Class III	588
Class IV	71
Select Class	144
Institutional Class	7,045
$15,772
Treasury Portfolio
Class I	$6,550
Class II	404
Class III	1,402
Class IV	561
Select Class	160
Institutional Class	5,783
$14,860
Government Portfolio
Class I	$22,180
Class II	645
Class III	2,175
Select Class	268
Institutional Class	34,198
$59,466
Money Market Portfolio
Class I	$15,541
Class II	177
Class III	10
Select Class	24
Institutional Class	10,216
$25,968
Tax-Exempt Portfolio
Class I	$3,601
Class II	–(a)
Class III	1
Select Class	2
$3,604

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	–(a)
Treasury Portfolio	–(a)
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Tax-Exempt Portfolio	.01

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	20,681.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are noted in the table below.

	Purchases ($)	Sales ($)
Money Market Portfolio	–	13,795
Tax-Exempt Portfolio	464,422	598,110

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Government Portfolio	$12

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$3,339
Class II	.33%	252
Class III	.43%	265
Class IV	.68%	32
Select Class	.23%	65
Institutional Class	.14%	8,667
Treasury Portfolio
Class I	.18%	$2,969
Class II	.33%	188
Class III	.43%	618
Class IV	.68%	255
Select Class	.23%	74
Institutional Class	.14%	7,064
Government Portfolio
Class I	.18%	$8,954
Class II	.33%	257
Class III	.43%	862
Select Class	.23%	108
Institutional Class	.14%	38,768
Money Market Portfolio
Class I	.18%	$6,694
Class II	.33%	76
Class III	.43%	4
Select Class	.23%	10
Institutional Class	.14%	12,223
Tax-Exempt Portfolio
Class I	.18%	$2,019
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	1

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$4,027
Class II	1,565
Class III	2,536
Class IV	608
Select Class	164
Institutional Class	2,778
Treasury Portfolio
Class I	$3,114
Class II	965
Class III	5,599
Class IV	4,603
Select Class	149
Institutional Class	1,187
Government Portfolio
Class I	$9,694
Class II	1,703
Class III	8,789
Select Class	255
Institutional Class	8,916
Money Market Portfolio
Class I	$52
Class II	211
Class III	26
Select Class	7
Tax-Exempt Portfolio
Class I	$1,012
Class II	–(a)
Class III	4
Select Class	1

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$267
Treasury Portfolio	17
Government Portfolio	13
Money Market Portfolio	52
Tax-Exempt Portfolio	7

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2021	Year ended March 31, 2020
Treasury Only Portfolio
Distributions to shareholders
Class I	$6,485	$148,588
Class II	171	10,475
Class III	122	13,499
Class IV	12	1,253
Select Class	97	4,878
Institutional Class	15,962	267,546
Total	$22,849	$446,239
Treasury Portfolio
Distributions to shareholders
Class I	$5,545	$179,055
Class II	93	12,251
Class III	234	38,025
Class IV	93	15,079
Select Class	100	4,210
Institutional Class	15,446	268,198
Total	$21,511	$516,818
Government Portfolio
Distributions to shareholders
Class I	$18,599	$606,674
Class II	134	13,431
Class III	363	49,956
Select Class	132	6,449
Institutional Class	83,010	1,600,041
Total	$102,238	$2,276,551
Money Market Portfolio
Distributions to shareholders
Class I	$40,939	$506,813
Class II	326	9,161
Class III	8	598
Select Class	63	798
Institutional Class	68,061	818,893
Total	$109,397	$1,336,263
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$8,032	$93,393
Class II	–(a)	5
Class III	1	20
Select Class	3	45
Total	$8,036	$93,463

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2021	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2020
Treasury Only Portfolio
Class I
Shares sold	19,567,085	26,696,080	$19,567,085	$26,696,080
Reinvestment of distributions	3,328	77,269	3,328	77,269
Shares redeemed	(23,755,568)	(18,750,286)	(23,755,568)	(18,750,286)
Net increase (decrease)	(4,185,155)	8,023,063	$(4,185,155)	$8,023,063
Class II
Shares sold	1,220,960	1,362,899	$1,220,960	$1,362,899
Reinvestment of distributions	15	1,164	15	1,164
Shares redeemed	(1,108,207)	(1,058,213)	(1,108,207)	(1,058,213)
Net increase (decrease)	112,768	305,850	$112,768	$305,850
Class III
Shares sold	4,204,438	3,902,591	$4,204,438	$3,902,591
Reinvestment of distributions	51	5,507	51	5,507
Shares redeemed	(3,679,433)	(4,127,421)	(3,679,433)	(4,127,421)
Net increase (decrease)	525,056	(219,323)	$525,056	$(219,323)
Class IV
Shares sold	582,757	291,484	$582,757	$291,484
Reinvestment of distributions	12	1,253	12	1,253
Shares redeemed	(357,919)	(338,970)	(357,919)	(338,970)
Net increase (decrease)	224,850	(46,233)	$224,850	$(46,233)
Select Class
Shares sold	736,542	3,077,527	$736,542	$3,077,527
Reinvestment of distributions	36	2,086	36	2,086
Shares redeemed	(871,769)	(2,856,178)	(871,769)	(2,856,178)
Net increase (decrease)	(135,191)	223,435	$(135,191)	$223,435
Institutional Class
Shares sold	34,294,168	42,190,257	$34,294,168	$42,190,257
Reinvestment of distributions	12,690	199,985	12,690	199,985
Shares redeemed	(41,737,991)	(27,612,792)	(41,737,991)	(27,612,792)
Net increase (decrease)	(7,431,133)	14,777,450	$(7,431,133)	$14,777,450
Treasury Portfolio
Class I
Shares sold	54,647,328	67,143,968	$54,647,328	$67,143,968
Reinvestment of distributions	1,810	50,086	1,810	50,086
Shares redeemed	(56,280,746)	(65,013,848)	(56,280,746)	(65,013,849)
Net increase (decrease)	(1,631,608)	2,180,206	$(1,631,608)	$2,180,205
Class II
Shares sold	2,002,282	2,093,014	$2,002,282	$2,093,014
Reinvestment of distributions	25	4,128	25	4,128
Shares redeemed	(2,238,919)	(1,871,589)	(2,238,919)	(1,871,589)
Net increase (decrease)	(236,612)	225,553	$(236,612)	$225,553
Class III
Shares sold	7,940,566	8,928,324	$7,940,566	$8,928,324
Reinvestment of distributions	25	3,276	25	3,276
Shares redeemed	(8,100,008)	(8,910,743)	(8,100,008)	(8,910,743)
Net increase (decrease)	(159,417)	20,857	$(159,417)	$20,857
Class IV
Shares sold	1,096,108	1,346,298	$1,096,108	$1,346,298
Reinvestment of distributions	4	447	4	447
Shares redeemed	(1,140,719)	(1,531,403)	(1,140,719)	(1,531,403)
Net increase (decrease)	(44,607)	(184,658)	$(44,607)	$(184,658)
Select Class
Shares sold	775,560	1,157,697	$775,560	$1,157,697
Reinvestment of distributions	27	1,590	27	1,590
Shares redeemed	(1,001,955)	(974,018)	(1,001,955)	(974,018)
Net increase (decrease)	(226,368)	185,269	$(226,368)	$185,269
Institutional Class
Shares sold	113,672,261	157,140,491	$113,672,261	$157,140,491
Reinvestment of distributions	9,777	198,369	9,777	198,369
Shares redeemed	(121,069,451)	(147,918,140)	(121,069,451)	(147,918,140)
Net increase (decrease)	(7,387,413)	9,420,720	$(7,387,413)	$9,420,720
Government Portfolio
Class I
Shares sold	375,668,689	331,700,399	$375,668,689	$331,700,399
Reinvestment of distributions	5,920	180,769	5,920	180,769
Shares redeemed	(387,523,091)	(315,877,335)	(387,523,091)	(315,877,335)
Net increase (decrease)	(11,848,482)	16,003,833	$(11,848,482)	$16,003,833
Class II
Shares sold	2,736,871	3,337,562	$2,736,871	$3,337,562
Reinvestment of distributions	6	708	6	708
Shares redeemed	(2,068,694)	(3,477,571)	(2,068,694)	(3,477,571)
Net increase (decrease)	668,183	(139,301)	$668,183	$(139,301)
Class III
Shares sold	8,541,853	11,920,017	$8,541,853	$11,920,017
Reinvestment of distributions	116	15,231	116	15,231
Shares redeemed	(9,011,589)	(11,628,574)	(9,011,589)	(11,628,574)
Net increase (decrease)	(469,620)	306,674	$(469,620)	$306,674
Select Class
Shares sold	1,283,272	4,684,954	$1,283,272	$4,684,954
Reinvestment of distributions	56	4,545	56	4,545
Shares redeemed	(1,413,935)	(4,526,472)	(1,413,935)	(4,526,472)
Net increase (decrease)	(130,607)	163,027	$(130,607)	$163,027
Institutional Class
Shares sold	664,852,166	711,703,161	$664,852,166	$711,703,161
Reinvestment of distributions	50,961	1,060,073	50,961	1,060,073
Shares redeemed	(694,411,143)	(665,599,786)	(694,411,143)	(665,599,786)
Net increase (decrease)	(29,508,016)	47,163,448	$(29,508,016)	$47,163,448
Money Market Portfolio
Class I
Shares sold	18,571,514	32,421,842	$18,571,514	$32,421,843
Reinvestment of distributions	36,790	456,232	36,790	456,232
Shares redeemed	(22,473,136)	(29,217,650)	(22,473,136)	(29,217,650)
Net increase (decrease)	(3,864,832)	3,660,424	$(3,864,832)	$3,660,425
Class II
Shares sold	60,623	540,837	$60,623	$540,837
Reinvestment of distributions	309	8,567	309	8,567
Shares redeemed	(275,923)	(522,701)	(275,923)	(522,701)
Net increase (decrease)	(214,991)	26,703	$(214,991)	$26,703
Class III
Shares sold	10,060	33,165	$10,060	$33,165
Reinvestment of distributions	7	541	7	541
Shares redeemed	(9,715)	(54,463)	(9,715)	(54,463)
Net increase (decrease)	352	(20,757)	$352	$(20,757)
Select Class
Shares sold	18,666	44,118	$18,666	$44,118
Reinvestment of distributions	63	798	63	798
Shares redeemed	(51,898)	(18,642)	(51,898)	(18,642)
Net increase (decrease)	(33,169)	26,274	$(33,169)	$26,274
Institutional Class
Shares sold	29,751,523	56,397,251	$29,751,523	$56,397,251
Reinvestment of distributions	64,210	761,244	64,210	761,244
Shares redeemed	(36,830,068)	(54,309,331)	(36,830,068)	(54,309,332)
Net increase (decrease)	(7,014,335)	2,849,164	$(7,014,335)	$2,849,163
Tax-Exempt Portfolio
Class I
Shares sold	5,840,613	10,223,512	$5,840,613	$10,223,512
Reinvestment of distributions	6,736	77,215	6,736	77,215
Shares redeemed	(7,669,541)	(10,846,125)	(7,669,541)	(10,846,125)
Net increase (decrease)	(1,822,192)	(545,398)	$(1,822,192)	$(545,398)
Class II
Shares sold	–	1,000	$–	$1,000
Reinvestment of distributions	–(a)	5	–(b)	5
Shares redeemed	–	(1,000)	–	(1,000)
Net increase (decrease)	–(a)	5	$–(b)	$5
Class III
Shares sold	3,828	8,882	$3,828	$8,882
Reinvestment of distributions	–(a)	4	–(b)	4
Shares redeemed	(3,721)	(8,888)	(3,721)	(8,888)
Net increase (decrease)	107	(2)	$107	$(2)
Select Class
Shares sold	1,266	4	$1,266	$4
Reinvestment of distributions	1	17	1	17
Shares redeemed	(1,367)	(7,152)	(1,367)	(7,152)
Net increase (decrease)	(100)	(7,131)	$(100)	$(7,131)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 14% of the total outstanding shares of Fidelity Government Portfolio.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the “Funds”), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. As part of our audits we are required to obtain an understanding of internal controls over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal controls over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 11, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Treasury Only Portfolio
Class I	.11%
Actual		$1,000.00	$1,000.00	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Class II	.11%
Actual		$1,000.00	$1,000.00	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Class III	.11%
Actual		$1,000.00	$1,000.00	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Class IV	.11%
Actual		$1,000.00	$1,000.00	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Select Class	.11%
Actual		$1,000.00	$1,000.00	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Institutional Class	.11%
Actual		$1,000.00	$1,000.10	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Treasury Portfolio
Class I	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Class II	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Class III	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Class IV	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Select Class	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Institutional Class	.12%
Actual		$1,000.00	$1,000.10	$.60
Hypothetical-D		$1,000.00	$1,024.33	$.61
Government Portfolio
Class I	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Class II	.12%
Actual		$1,000.00	$1,000.00	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Class III	.13%
Actual		$1,000.00	$1,000.00	$.65-C
Hypothetical-D		$1,000.00	$1,024.28	$.66-C
Select Class	.13%
Actual		$1,000.00	$1,000.00	$.65-C
Hypothetical-D		$1,000.00	$1,024.28	$.66-C
Institutional Class	.12%
Actual		$1,000.00	$1,000.10	$.60
Hypothetical-D		$1,000.00	$1,024.33	$.61
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,000.10	$.90
Hypothetical-D		$1,000.00	$1,024.03	$.91
Class II	.19%
Actual		$1,000.00	$1,000.00	$.95-C
Hypothetical-D		$1,000.00	$1,023.98	$.96-C
Class III	.19%
Actual		$1,000.00	$1,000.00	$.95-C
Hypothetical-D		$1,000.00	$1,023.98	$.96-C
Select Class	.19%
Actual		$1,000.00	$1,000.00	$.95-C
Hypothetical-D		$1,000.00	$1,023.98	$.96-C
Institutional Class	.14%
Actual		$1,000.00	$1,000.30	$.70
Hypothetical-D		$1,000.00	$1,024.23	$.71
Tax-Exempt Portfolio
Class I	.15%
Actual		$1,000.00	$1,000.10	$.75-C
Hypothetical-D		$1,000.00	$1,024.18	$.76-C
Class II	.15%
Actual		$1,000.00	$1,000.00	$.75-C
Hypothetical-D		$1,000.00	$1,024.18	$.76-C
Class III	.15%
Actual		$1,000.00	$1,000.00	$.75-C
Hypothetical-D		$1,000.00	$1,024.18	$.76-C
Select Class	.15%
Actual		$1,000.00	$1,000.00	$.75-C
Hypothetical-D		$1,000.00	$1,024.18	$.76-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Treasury Only Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Class IV	.68%
Actual		$3.39
Hypothetical-(b)		$3.43
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Treasury Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Class IV	.68%
Actual		$3.39
Hypothetical- (b)		$3.43
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Government Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Money Market Portfolio
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Tax-Exempt Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Government Portfolio	$27,137
Tax-Exempt Portfolio	$1,332,725

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100.0%
Treasury Portfolio	89.81%
Government Portfolio	73.08%
Money Market Portfolio	12.59%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$116,208,708
Treasury Portfolio	$89,373,274
Government Portfolio	$440,710,808
Money Market Portfolio	$200,457,285

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends:

Treasury Only Portfolio	$116,523,548
Treasury Portfolio	$115,944,076
Government Portfolio	$521,917,375
Money Market Portfolio	$391,973,834

During fiscal year ended 2021, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

IMM-ANN-0521
1.701843.123

Item 2.

Code of Ethics

As of the end of the period, March 31, 2021, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$36,700	$-	$5,100	$800
Money Market Portfolio	$35,700	$-	$5,300	$800
Tax-Exempt Portfolio	$30,100	$-	$5,100	$700
Treasury Only Portfolio	$30,900	$-	$5,100	$700
Treasury Portfolio	$36,400	$-	$5,100	$800

March 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$38,200	$100	$5,100	$900
Money Market Portfolio	$37,200	$-	$5,000	$800
Tax-Exempt Portfolio	$31,500	$-	$5,100	$700
Treasury Only Portfolio	$32,300	$-	$5,100	$700
Treasury Portfolio	$38,000	$-	$5,100	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2021	March 31, 2020A
Audit-Related Fees	$-	$-
Tax Fees	$-	$3,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2021A	March 31, 2020A
Deloitte Entities	$552,700	$546,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 20, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 20, 2021